Eaton Vance Municipals Trust
For the Funds:
(bullet) EV Classic California Municipals Fund
(bullet) EV Classic Florida Municipals Fund
(bullet) EV Classic New York Municipals Fund
(bullet) EV Classic Rhode Island Municipals Fund

[LOGO: HOUSE]

Annual Shareholder Report

September 30, 1996



Table of Contents

Item                                           Page
Year-end results, listed by state                 2
President's letter to shareholders                3
Management Reports:
EV Classic California Municipals Fund             4
EV Classic Florida Municipals Fund                5
EV Classic New York Municipals Fund               6
EV Classic Rhode Island Municipals Fund           7
Financial Results                                 8



[GRAPHICS TABLE OMITTED: Information about your mutual fund investment]

Information about your mutual fund investment

                                              Financial data:                                      Tax data:
-------------------------------------------------------------------------------------------------------------------------------
Results for the year ended
September 30,1996
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    The after-tax
                                                         NAV per      Fund's      If your combined    equivalent
                         Total return   Dividends paid   share     distribution      Federal &       distribution
                         (excl. sales       by Fund        at        rate at         State tax         you will         Tax
                            charge)    (during period)   9/30/96     9/30/96          rate is...       need is...   information*
-------------------------------------------------------------------------------------------------------------------------------
EV Classic California
Municipals Fund              6.3%           $0.461       $9.44        4.82%            43.04%           8.42%         98.72%

EV Classic Florida
Municipal Fund               5.4%           $0.453       $9.39        4.74%            42.09%           8.13%         98.36%

EV Classic New York
Municipal Fund               5.8%           $0.455       $9.50        4.68%            40.56%           7.85%         99.05%

EV Classic Rhode Island
Municipal Fund               6.0%           $0.439       $9.31        4.55%            42.34%           7.88%         99.37%

[GRAPHICS OF THE STATES OF CALIFORNIA, FLORIDA, NEW YORK, and RHODE ISLAND
OMITTED FROM SIXTH COLUMN OF TABLE]

Footnote reads:
*Percentages represent the amounts of the total dividends paid by the Funds from net investment income during the year ended September 30, 1996 that have been designated as exempt-interest dividends. Tax legislation eliminated the exception to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993 at market discounts may generate a small amount of ordinary taxable income.

Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.




To Shareholders

Following an upbeat year in 1995, the bond market encountered difficulty in the first half of 1996. The year started favorably enough, with the Federal Reserve lowering the Federal Funds Rate -- the rate banks charge each other for overnight loans and a key short-term interest rate barometer -- to 5.25%. Investors' optimism was short-lived, however, as Fed Chairman Alan Greenspan suggested in his Spring Congressional testimony that, in light of current economic growth, the next move in rates could possibly be higher. By mid-summer, employment data showed that job creation was exceeding market estimates, and that the labor market was indeed tightening.

The fall brought news that job growth had cooled from the blistering pace set early in the year, and that inflation was still not a threat. However, the economic data still have failed to give a clear indication of the economy's future direction. Accordingly, the Federal Reserve effectively put its monetary policy on hold until after the November elections.

An investment in municipal bonds continues to represent good value for tax-conscious investors for several reasons. First, while turning in somewhat faster growth than expected, the nation's economy remains subdued. GDP grew at a revised 4.8% rate in the second quarter - a relatively strong showing, but one not likely to be sustained over the balance of the year. Recent indicators suggest a possible slowdown in the second half of the year, and, more importantly, inflation remains well under control.

Second, whatever the outcome of the various tax cut proposals that have marked the campaign of both major political parties, it is certain that the tax structure will remain sharply progressive. That means that municipal bonds should retain their relative value.

Third, on the budget front, the deficit has been reduced significantly. At present, the deficit as a percentage of GDP is the smallest of all industrialized nations, alleviating near-term borrowing needs.

[GRAPHIC OMITTED: Tax-exempt bonds yield 81% of Treasury yields chart]

Tax-exempt bonds yield 81%
of Treasury yields

30-yr. AAA General Obligation (GO) Bonds*          5.61%

Taxable equivalent yield of investment
for couple in 36% tax bracket                      8.77%

30-year Treasury Bonds                             6.92%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield. Statistics as of September 30, 1996.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

Finally, and perhaps most important of all, the tax burden of our citizens is still extraordinarily high. Municipal bonds remain one of the better ways for most individuals to relieve that burden and keep more of what they work so hard to earn.We believe that, despite the occasional market fluctuations, a steadfast, long-term outlook is the best way to reap the advantages of tax-free investing.

Sincerely

/S/ Thomas J. Fetter

Thomas J. Fetter

President

November 4, 1996

Included in the pages that follow are performance charts that compare your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in your Fund and the unmanaged Lehman Brothers Municipal Bond Index. The solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions. The maximum sales charge, which the charts refer to, is 4.75% and is deducted at the time of initial investment. The dotted line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio is composed principally of bonds solely from your individual state, the Index is composed of bonds from all 50 states and many jurisdictions. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index.



EV Classic California Municipals Fund

[GRAPHIC OF WATER PIPE OMITTED]

Your investment at work
Moulton Niguel Water District
General Obligation Bonds

The proceeds from this bond issue will help maintain and upgrade the water supply facilities of the Moulton Niguel Water District, a 23,135 acre area located in southwestern Orange County and including the cities and towns such as Alisa Viego, Laguna Niguel, Mission Viejo, Laguna Hills, and Dana Point. The District's sale of water provides a reliable source of cash flow for repayment in addition to serving a vital need.

The District imports all of its water from the Metropoli-tan Water District of Southern California (MWD). The MWD, in turn, is supplied primarily by water from the Colorado River and from the Sacramento-San Joachin Delta via the 444-mile long California Aqueduct.

Portfolio Overview

[GRAPHIC OF CALIFORNIA OMITTED]

Based on market value as of September 30, 1996
Number of issues                             94
Average quality                              A+
Investment grade                          89.9%
Effective maturity                       14.12 yrs.

Largest sectors:
Lease/certificate of participation       21.8%
Escrowed                                  17.1
Special tax                               12.8
Housing                                    7.7
Transportation                             6.8
Cogeneration                               6.0

The State of the State: California

California's economy has had a difficult time since it was hit by the recession of 1991-1992. Total state employment just recently reached the pre-recession peak of 14.5 million recorded in mid-1990. Employment growth, however, has been sporadic. Annualized growth this year has ranged from 2.0% to 2.5%. In 1994, the state added 256,000 jobs, while only 89,000 were added in 1995. Much of the job growth has taken place in the San Francisco Bay Area, where unemployment dropped to 4.3% in July of 1996, a decline of 1.5% over the preceding 12 months. By contrast, unemployment in the Los Angeles Area was 7.25%, a slight increase over the same 12-month period. Overall, the state's unem-ployment was 7.1% in June, 1996, which was above the national average. Wages have also fallen, indicating the continuing effects of the declining aerospace industry.

Financially, California's tax revenues have improved with the recovery, but the state remains burdened with structural budget problems - most notably, an increase in school funding and mandatory criminal sentencing. Should revenues decline, these legislated programs could have an adverse effect on the budget.

Nevertheless, the overall economic picture in California has brightened enough to warrant a rating increase from "A" to "A+" by Standard & Poor's.

[GRAPHIC WORM CHART OMITTED: Comparison of Change in Value of a $10,000 Investment in EV Classic California Municipals Fund (Including Sales Charge) and the Lehman Brothers Municipal Bond Index From December 31, 1993, through September 30, 1996]

------------------------------------------------
                                 1          Life
Average Annual Returns        Year       of Fund*
------------------------------------------------
With CDSC                      5.3%          3.2%
------------------------------------------------
Without CDSC                   6.3%          3.2%
------------------------------------------------

EV Classic California Municipals Fund vs
Lehman Brothers 7-Year Municipal Bond Index

      Date     Fund      Index
  --------  -------    -------
  12/31/93  $10,000    $10,000
   1/31/94  $10,159    $10,114
   2/28/94   $9,920     $9,852
   3/31/94   $9,494     $9,451
   4/30/94   $9,498     $9,531
   5/31/94   $9,544     $9,614
   6/30/94   $9,444     $9,558
   7/31/94   $9,612     $9,730
   8/31/94   $9,648     $9,764
   9/30/94   $9,497     $9,621
  10/31/94   $9,294     $9,450
  11/30/94   $9,054     $9,279
  12/31/94   $9,207     $9,483
   1/31/95   $9,548     $9,754
   2/28/95   $9,856    $10,038
   3/31/95   $9,958    $10,153
   4/30/95   $9,949    $10,165
   5/31/95  $10,279    $10,490
   6/30/95  $10,082    $10,398
   7/31/95  $10,126    $10,496
   8/31/95  $10,211    $10,630
   9/30/95  $10,287    $10,697
  10/31/95  $10,485    $10,852
  11/30/95  $10,716    $11,032
  12/31/95  $10,859    $11,138
   1/31/96  $10,902    $11,223
   2/28/96  $10,800    $11,147
   3/31/96  $10,627    $11,004
   4/30/96  $10,581    $10,973
   5/31/96  $10,578    $10,969
   6/30/96  $10,671    $11,088
   7/31/96  $10,779    $11,189
   8/31/96  $10,777    $11,186
   9/30/96  $10,939    $11,343

Footnote reads:
Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Source: Tower Data Systms, Bethesda, MD. *Investment operations commenced 12/7/93. +Index information is available only at month-end: therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

From the Portfolio Manager:

"Growth in the California economy, though not outstanding, has been sufficient to warrant a rating increase in the state's general obligation bonds. As a result, the California-backed bonds that this Portfolio holds, such as California Public Works, have appreciated nicely.

"To increase the yield of the Portfolio, I have added positions in San Bernadino Community Hospital bonds, as well as those of the Sacramento Power Authority Cogeneration Project. To help the Fund's total return, I continually focus on Portfolio structure, which includes increasing call protection and choosing the appropriate coupon and maturity characteristics."

- Cynthia J. Clemson

[PHOTO OF CYNTHIA J. CLEMSON OMITTED]



EV Classic Florida Municipals Fund

[GRAPHIC OF POWER LINES OMITTED]

Your investment at work
Florida Municipal Power
Agency - Stanton II Project

The proceeds from this bond issue are being used to fund the Florida Municipal Power Agency's partial ownership interest in the Stanton II Project, a 420 megawatt, coal-fired electric generating facility.

This power facility, which will provide power to cities and towns throughout the state of Florida, was scheduled to be in service in June, 1996. The Stanton II project is operated by the Orlando Utilities Commission (OUC), which was also responsible for its construction.

Portfolio Overview
Based on market value as of September 30, 1996
Number of issues                           125
Average quality                            AA-
Investment grade                          79.7%
Effective maturity                       15.97 yrs.

Largest sectors:
Housing                                   13.6%
Utilities                                 12.9
General obligations                       10.0
Special tax revenue                        7.7
Escrowed                                   7.4
Insured hospitals                          6.8*

*Private insurance does not remove the market risks that are associated with these investments.

The State of the State: Florida

Florida's economy has grown steadily since 1993, led by a strong service sector which comprises over one-third of the state's employment and consists mainly of health and business services. Total employment increased by 5% from 1993 to 1995, and the unemployment rate decreased from 8.2% in 1992 to 5.3% at the end of last year. Other strong sectors include construction and trade which, along with service, account for two-thirds of employment in Florida. Tourism was hit hard by the recession in the early 1990s, but has rebounded strongly in the past few years. The tourism industry provides the foundation for much of the state's economy and is expected to grow by 4.3% through fiscal 1997, according to Standard & Poor's.

Though dependent on a cyclical 6% sales and use tax, Florida's finances are well managed and the state maintains a healthy working capital reserve. Governor Chiles has proposed bond issuance totalling $1.14 billion for fiscal 1997 which will provide funding in four main areas: Public Education, Environmental Preservation, Right-of-Way Acquisition, and Prison and Detention. As required by law, all bond issues must be backed by a specific revenue stream to receive the "full faith and credit" approval from the Florida state government.

[GRAPHIC WORM CHART OMITTED: Comparison of Change in Value of a $10,000 Investment in EV Classic Florida Municipals Fund (Including Sales Charge) and the Lehman Brothers Municipal Bond Index From December 31, 1993, through September 30, 1996]

------------------------------------------------
                                 1          Life
Average Annual Returns        Year       of Fund*
------------------------------------------------
With CDSC                      4.4%          2.8%
------------------------------------------------
Without CDSC                   5.4%          2.8%
------------------------------------------------

EV Classic Florida Municipals Fund vs
Lehman Brothers 7-Year Municipal Bond Index

     Date      Fund      Index
   -------   -------   -------
  12/31/93  $10,000    $10,000
   1/31/94  $10,148    $10,114
   2/28/94   $9,848     $9,852
   3/31/94   $9,332     $9,451
   4/30/94   $9,375     $9,531
   5/31/94   $9,410     $9,614
   6/30/94   $9,329     $9,558
   7/31/94   $9,516     $9,730
   8/31/94   $9,520     $9,764
   9/30/94   $9,326     $9,621
  10/31/94   $9,081     $9,450
  11/30/94   $8,853     $9,279
  12/31/94   $9,144     $9,483
   1/31/95   $9,461     $9,754
   2/28/95   $9,819    $10,038
   3/31/95   $9,888    $10,153
   4/30/95   $9,888    $10,165
   5/31/95  $10,162    $10,490
   6/30/95   $9,977    $10,398
   7/31/95  $10,031    $10,496
   8/31/95  $10,125    $10,630
   9/30/95  $10,233    $10,697
  10/31/95  $10,418    $10,852
  11/30/95  $10,668    $11,032
  12/31/95  $10,809    $11,138
   1/31/96  $10,852    $11,223
   2/28/96  $10,694    $11,147
   3/31/96  $10,522    $11,004
   4/30/96  $10,487    $10,973
   5/31/96  $10,449    $10,969
   6/30/96  $10,552    $11,088
   7/31/96  $10,681    $11,189
   8/31/96  $10,632    $11,186
   9/30/96  $10,780    $11,343

Footnote reads:
Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Source: Tower Data Systms, Bethesda, MD. *Investment operations commenced 12/3/93. +Index information is available only at month-end: therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.


From the Portfolio Manager:

"This Fund is broadly diversified and maintains a high average investment rating, with almost 50% invested in triple-A bonds.
Moreover, the Fund has significant positions in essential community needs such as hospitals, electric utilities, and education.

"I am positioning the Portfolio to perform by including some discount bonds in my purchases and, as always, by managing for call protection. At times, I can increase call protection without a significant hit on the yield or net asset value because institutional buyers like Eaton Vance often get first pick at new bonds and can sometimes buy them at lower prices. In addition, I increased the weighting in federal alternative minimum tax (AMT) bonds to 24% from 18% last year, which is a way to increase yield without increasing risk."

- Thomas J. Fetter

[PHOTO OF THOMAS J. FETTER OMITTED]



EV Classic New York Municipals Fund

[GRAPHIC OF POWER LINES OMITTED]

Your investment at work
New York State Energy Research
and Development Authority -
Brooklyn Union Gas Company

Brooklyn Union Gas Company - one of the premier utilities in New
York - distributes gas to retail customers in the metropolitan New York City area. Proceeds from this issue have been used for general plant improvements and expansions.

These bonds were issued in late January, 1996, at attractive price levels and provided a good opportunity to swap out of other New York bonds that had weaker trading values without sacrificing yield. These bonds are insured by MBIA, resulting in a triple-A Standard & Poor's rating.

Portfolio Overview
Based on market value as of September 30, 1996
Number of issues                           155
Average quality                             A+
Investment grade                          98.3%
Effective maturity                       13.35 yrs.

Largest sectors:
Healthcare                                16.8%
Education                                 15.1
Special tax revenue                       11.8
Lease/certificate of participation        11.2
Escrowed                                   9.6

The State of the State: New York

New York's economy has continued its relatively slow rate of growth in 1996, with mediocre economic results for the state offset by a Wall Street-led recovery in New York City. The securities industry, concentrated primarily in New York City, has emerged as a key part of the state's overall economy, accounting for 2.5% of the state's private sector employment and over 5% for that of New York City. Average wages for the securities industry, at $127,800 in 1995, are among the highest in the state. By comparison, average wages excluding this industry were $32,300 in 1995. Overall, employment in the state is up 1% over the previous year, and this rate of growth is not expected to change significantly through 1997. The unemployment rate, at 6.5% in July of this year, was a full percentage point higher than that of the nation. New York is still one of the wealthiest states in the country, with a personal income that is 118% of the nation, but the rate of growth in personal income has slowed considerably since the 1990-1991 recession.

New York's budget has been balanced due to higher-than-expected revenues from the securities industry, but problems remain. Though the governor's three-year income tax cut was implemented for the 1996-97 budget, spending cuts have been slow to materialize. And with the enactment of the new federal welfare bill, New York's costly social programs could become especially burdensome if not brought under stricter control.

[GRAPHIC WORM CHART OMITTED: Comparison of Change in Value of a $10,000 Investment in EV Classic New York Municipals Fund (Including Sales Charge) and the Lehman Brothers Municipal Bond Index From December 31, 1993, through September 30, 1996]

------------------------------------------------
                                 1          Life
Average Annual Returns        Year       of Fund*
------------------------------------------------
With CDSC                      4.8%          3.3%
------------------------------------------------
Without CDSC                   5.8%          3.3%
------------------------------------------------

EV Classic New York Municipals Fund vs
Lehman Brothers 7-Year Municipal Bond Index

      Date     Fund      Index
  --------  -------    -------
  12/31/93  $10,000    $10,000
   1/31/94  $10,131    $10,114
   2/28/94   $9,852     $9,852
   3/31/94   $9,368     $9,451
   4/30/94   $9,413     $9,531
   5/31/94   $9,508     $9,614
   6/30/94   $9,399     $9,558
   7/31/94   $9,565     $9,730
   8/31/94   $9,621     $9,764
   9/30/94   $9,398     $9,621
  10/31/94   $9,165     $9,450
  11/30/94   $8,854     $9,279
  12/31/94   $9,166     $9,483
   1/31/95   $9,483     $9,754
   2/28/95   $9,819    $10,038
   3/31/95   $9,920    $10,153
   4/30/95   $9,910    $10,165
   5/31/95  $10,204    $10,490
   6/30/95  $10,030    $10,398
   7/31/95  $10,106    $10,496
   8/31/95  $10,233    $10,630
   9/30/95  $10,286    $10,697
  10/31/95  $10,471    $10,852
  11/30/95  $10,688    $11,032
  12/31/95  $10,795    $11,138
   1/31/96  $10,838    $11,223
   2/28/96  $10,714    $11,147
   3/31/96  $10,565    $11,004
   4/30/96  $10,541    $10,973
   5/31/96  $10,538    $10,969
   6/30/96  $10,651    $11,088
   7/31/96  $10,735    $11,189
   8/31/96  $10,709    $11,186
   9/30/96  $10,880    $11,343

Footnote reads:
Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Source: Tower Data Systms, Bethesda, MD. *Investment operations commenced 12/6/93. +Index information is available only at month-end: therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

From the Portfolio Manager:

"As the market sold off in the spring of 1996, the Portfolio fared better because of defensive coupon swaps that I had entered in late 1995 when prices were high. I gradually reversed these swaps back into low coupon, 'bullish' bonds during this sell-off.

"Because of the exceptionally strong year on Wall Street, it became clear that New York would end its 1995-1996 fiscal year with a moderate surplus. Based on this news, I began to rebuild the Portfolio's exposure to higher-yielding state appropriation debt. Since June, the bond markets have been caught in a volatile trading range, and I have kept the Portfolio in a neutral interest rate posture relative to its peer group."

- Nicole Anderes

[PHOTO OF NICOLE ANDERES OMITTED]



EV Classic Rhode Island Municipals Fund

[GRAPHIC OF GRADUATION CAP OMITTED]

Your investment at work
Rhode Island Health and
Educational Building Corporation
Rhode Island School of Design

Rhode Island School of Design is one of the country's leading art and design schools. Located on the east side of Providence, it provides undergraduate and graduate programs in studio art, design, and architecture.

Proceeds from this issue were used to refinance outstanding higher coupon debt issued in 1992, and to finance capital projects, including a new facility for the Department of Industrial Design and improvements at the school's Museum of Art.

[GRAPHIC OF RHODE ISLAND OMITTED]

Portfolio Overview

Based on market value as of September 30, 1996
Number of issues                            46
Average quality                             AA
Investment grade                          99.3%
Effective maturity                       15.65 yrs.

Largest sectors:
Insured general obligations               17.0%*
Housing                                   16.3
Insured colleges and universities         13.7*
Hospitals                                  7.8
Insured special tax                        6.4*

* Private insurance does not remove the market risks that are associated with these investments.

The State of the State: Rhode Island

Rhode Island has emerged from the early 1990s, a very difficult economic period, in an improved financial condition. The state's economic decline was led by the collapse of 45 financial institutions, while significant revenue shortfalls led to a depletion of state reserves and an increase in taxes. Rhode Island has coped with this problem by creating the Depositors Economic Protection Corp. (DEPCO) - funded in part by a portion of the state sales tax - to aid the failing banks. The government has also curbed spending and has a five-year capital plan to reduce overall debt.

Rhode Island's economy has been dependent historically on manufacturing. Through the 1980s and '90s, however, it has become reliant on the service sector. Manufacturing now accounts for 21% of the economy, down over 23% since the 1980s, while services constitute 30% of the economy. The growth in the service sector - led primarily by financial companies such as Fleet Bank and Fidelity Mutual Funds - should help the state weather economic cycles more easily.

Looking ahead, Rhode Island's employment is expected to grow modestly through the end of the decade, while the unemployment rate is forecast to remain between 6.5% and 6.8% during this same period.

[GRAPHIC WORM CHART OMITTED: Comparison of Change in Value of a $10,000 Investment in EV Classic Rhode Island Municipals Fund (Including Sales Charge) and the Lehman Brothers Municipal Bond Index From December 31, 1993, through September 30, 1996]

------------------------------------------------
                                 1          Life
Average Annual Returns        Year       of Fund*
------------------------------------------------
With CDSC                      5.0%          2.5%
------------------------------------------------
Without CDSC                   6.0%          2.5%
------------------------------------------------

EV Classic Rhode Island Municipals Fund vs
Lehman Brothers 7-Year Municipal Bond Index

      Date     Fund      Index
  --------  -------    -------
  12/31/93  $10,000    $10,000
   1/31/94  $10,138    $10,114
   2/28/94   $9,757     $9,852
   3/31/94   $9,140     $9,451
   4/30/94   $9,223     $9,531
   5/31/94   $9,338     $9,614
   6/30/94   $9,237     $9,558
   7/31/94   $9,444     $9,730
   8/31/94   $9,457     $9,764
   9/30/94   $9,243     $9,621
  10/31/94   $8,976     $9,450
  11/30/94   $8,737     $9,279
  12/31/94   $9,028     $9,483
   1/31/95   $9,386     $9,754
   2/28/95   $9,700    $10,038
   3/31/95   $9,790    $10,153
   4/30/95   $9,757    $10,165
   5/31/95   $9,997    $10,490
   6/30/95   $9,779    $10,398
   7/31/95   $9,865    $10,496
   8/31/95  $10,001    $10,630
   9/30/95  $10,075    $10,697
  10/31/95  $10,248    $10,852
  11/30/95  $10,431    $11,032
  12/31/95  $10,549    $11,138
   1/31/96  $10,613    $11,223
   2/28/96  $10,476    $11,147
   3/31/96  $10,326    $11,004
   4/30/96  $10,323    $10,973
   5/31/96  $10,341    $10,969
   6/30/96  $10,453    $11,088
   7/31/96  $10,535    $11,189
   8/31/96  $10,518    $11,186
   9/30/96  $10,675    $11,343


Footnote reads:
Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Source: Tower Data Systms, Bethesda, MD. *Investment operations commenced 12/7/93. +Index information is available only at month-end: therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.


From the Portfolio Manager:

"One of the continuing themes in the municipal bond market has been 'call protection.' New issues typically offer investors 10 years of call protection against having their bonds called and retired early. The better the call protection, the more potential a bond has for price appreciation.

"In the Rhode Island Portfolio, recent trading activity has focused on improving call protection. The market sell-off last spring also created buying opportunities for deeper discount bonds, which have the potential to improve the Fund's total return."

- Nicole Anderes

[PHOTO OF NICOLE ANDERES OMITTED]



EV Classic Municipals Funds
Financial Statements


Statements of Assets and Liabilities

September 30, 1996

                                                        Classic         Classic         Classic          Classic
                                                       California       Florida         New York      Rhode Island
                                                          Fund            Fund            Fund             Fund
                                                      ------------    ------------    ------------    ------------
Assets:
Investment in Portfolio --
Identified cost                                       $  1,877,421    $  4,735,709    $  4,982,720    $  2,465,466
Unrealized appreciation (depreciation)                      57,924         (20,525)        140,724         (36,314)
                                                      ------------    ------------    ------------    ------------
Total investment in Portfolio, at value (Note 1A)     $  1,935,345    $  4,715,184    $  5,123,444    $  2,429,152
Receivable for Fund shares sold                                165              --          10,011              --
Receivable from the Administrator (Note 4)                  21,833          15,808          19,716          17,127
Deferred organization expenses (Note 1D)                     6,012           3,298           4,469           4,473
                                                      ------------    ------------    ------------    ------------
Total assets                                          $  1,963,355    $  4,734,290    $  5,157,640    $  2,450,752
                                                      ------------    ------------    ------------    ------------
Liabilities:
Dividends payable                                     $      1,809    $      4,283    $      4,759    $      2,121
Payable to affiliate --
Trustees' fees (Note 4)                                         --              --              42              --
Accrued expenses                                             1,882           2,433           2,656           1,954
                                                      ------------    ------------    ------------    ------------
Total liabilities                                     $      3,691    $      6,716    $      7,457    $      4,075
                                                      ------------    ------------    ------------    ------------
Net Assets                                            $  1,959,664    $  4,727,574    $  5,150,183    $  2,446,677
                                                      ============    ============    ============    ============
Sources of Net Assets:
Paid-in capital                                       $  2,080,975    $  5,477,447    $  5,163,313    $  2,782,058
Accumulated net realized loss from Portfolio
(computed on the basis of identified cost)                (184,696)       (728,833)       (154,423)       (302,741)
Accumulated undistributed (distributions in excess of)
net investment income                                        5,461            (515)            569           3,674
Unrealized appreciation (depreciation) from Portfolio
(computed on the basis of identified cost)                  57,924         (20,525)        140,724         (36,314)
                                                      ------------    ------------    ------------    ------------
Total                                                 $  1,959,664    $  4,727,574    $  5,150,183    $  2,446,677
                                                      ============    ============    ============    ============

Shares of Beneficial Interest Outstanding                  207,680         503,263         542,061         262,686
                                                      ============    ============    ============    ============
Net Asset Value, Offering Price and Redemption
Price Per Share (Note 6)
(net assets (divided by) shares of
beneficial interest outstanding)                            $ 9.44          $ 9.39          $ 9.50          $ 9.31
                                                            ======          ======          ======          ======

See notes to financial statements





Statements of Operations

For the Year Ended September 30, 1996

                                                              Classic         Classic         Classic          Classic
                                                             California       Florida         New York      Rhode Island
                                                               Fund            Fund            Fund             Fund
                                                           ------------    ------------    ------------    ------------
Investment Income (Note 1B):
Interest income allocated from Portfolio                   $    119,423    $    322,131    $    321,110    $    151,781
Expenses allocated from Portfolio                               (10,298)        (25,678)        (25,588)         (6,259)
                                                           ------------    ------------    ------------    ------------
Net investment income from Portfolio                       $    109,125    $    296,453    $    295,522    $    145,522
                                                           ------------    ------------    ------------    ------------
Expenses --
Compensation of Trustees not members of the
Administrator's organization (Note 4)                       $        --    $        120    $        121     $        --
Distribution costs (Note 5)                                      18,621          49,622          49,847          24,445
Custodian fee (Note 1G)                                           3,000           2,739           2,884           3,430
Transfer and dividend disbursing agent fees                       1,664           3,404           3,389           2,354
Printing and postage                                              9,588           7,552           7,880           6,843
Legal and accounting services                                     5,208           6,818           6,686           4,641
Amortization of organization expenses (Note 1D)                   2,976           1,527           2,104           2,057
Miscellaneous                                                       972           1,309           1,172           1,098
                                                           ------------    ------------    ------------    ------------
Total expenses                                             $     42,029    $     73,091    $     74,083    $     44,868
                                                           ------------    ------------    ------------    ------------
Deduct --
Allocation of expenses to the Administrator (Note 4)       $     21,833    $     15,808    $     19,716    $     17,127
Reduction of custodian fee (Note 1G)                                 --           1,989              --              --
                                                           ------------    ------------    ------------    ------------
Total                                                      $     21,833    $     17,797    $     19,716    $     17,127
                                                           ------------    ------------    ------------    ------------
Net expenses                                               $     20,196    $     55,294    $     54,367    $     27,741
                                                           ------------    ------------    ------------    ------------
Net investment income                                      $     88,929    $    241,159    $    241,155    $    117,781
                                                           ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss):
Net realized gain (loss) from Portfolio --
Investment  transactions (identified cost basis)           $     25,736    $    (23,258)   $     56,905    $    (31,872)
Financial futures contracts                                      (6,321)        (15,016)        (12,124)        (12,927)
                                                           ------------    ------------    ------------    ------------
Net realized gain (loss)                                   $     19,415    $    (38,274)   $     44,781    $    (44,799)
Change in unrealized appreciation                                21,922          51,217          13,879          93,931
                                                           ------------    ------------    ------------    ------------
Net realized and unrealized gain                           $     41,337    $     12,943    $     58,660    $     49,132
                                                           ------------    ------------    ------------    ------------
Net increase in net assets from operations                 $    130,266    $    254,102    $    299,815    $    166,913
                                                           ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets

For the Year Ended September 30, 1996

                                                              Classic         Classic         Classic          Classic
                                                             California       Florida         New York      Rhode Island
                                                               Fund            Fund            Fund             Fund
                                                           ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                      $     88,929    $    241,159    $    241,155    $    117,781
Net realized gain (loss)                                         19,415         (38,274)         44,781         (44,799)
Change in unrealized appreciation                                21,922          51,217          13,879          93,931
                                                           ------------    ------------    ------------    ------------
Net increase in net assets from operations                 $    130,266    $    254,102    $    299,815    $    166,913
                                                           ------------    ------------    ------------    ------------
Distributions to shareholders (Note 2) --
From net investment income                                 $    (90,449)   $   (249,213)   $   (249,517)   $   (120,844)
In excess of net investment income                                   --            (515)             --              --
                                                           ------------    ------------    ------------    ------------
Total distributions to shareholders                        $    (90,449)   $   (249,728)   $   (249,517)   $   (120,844)
                                                           ------------    ------------    ------------    ------------
Transactions in shares of beneficial interest (Note 3) --
Proceeds from sales of shares                              $    545,332    $    655,704    $  1,402,362    $    256,808
Net asset value of shares issued to shareholders in
payment of distributions declared                                51,676          93,534         200,789          72,771
Cost of shares redeemed                                      (1,437,260)     (1,286,653)     (1,952,648)       (963,255)
                                                           ------------    ------------    ------------    ------------
Decrease in net assets from
Fund share transactions                                    $   (840,252)   $   (537,415)   $   (349,497)   $   (633,676)
                                                           ------------    ------------    ------------    ------------
Net decrease in net assets                                 $   (800,435)   $   (533,041)   $   (299,199)   $   (587,607)
Net Assets:
At beginning of year                                          2,760,099       5,260,615       5,449,382       3,034,284
                                                           ------------    ------------    ------------    ------------
At end of year                                             $  1,959,664     $  4,727,574   $  5,150,183    $  2,446,677
                                                           ============     ============   ============    ============
Accumulated undistributed (distributions in
excess of) net investment income included
in net assets at end of year                               $      5,461     $       (515)  $        569    $      3,674
                                                           ============     ============   ============    ============

See notes to financial statements





Statements of Changes in Net Assets

For the Year Ended September 30, 1995


                                                              Classic         Classic         Classic          Classic
                                                             California       Florida         New York      Rhode Island
                                                               Fund            Fund            Fund             Fund
                                                           ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                      $    142,253    $    304,061    $    275,225    $    168,073
Net realized loss                                              (138,296)       (461,060)       (141,825)       (172,461)
Change in unrealized appreciation                               203,944         629,276         381,603         261,324
                                                           ------------    ------------    ------------    ------------
Net increase in net assets from operations                 $    207,901    $    472,277    $    515,003    $    256,936
                                                           ------------    ------------    ------------    ------------
Distributions to shareholders (Note 2) --
From net investment income                                 $   (142,253)   $   (304,061)   $   (275,225)   $   (168,073)
In excess of net investment income                               (3,147)        (13,024)         (7,088)         (4,045)
In excess of net realized gain                                   (5,291)             --              --              --
                                                           ------------    ------------    ------------    ------------
Total distributions to shareholders                        $   (150,691)   $   (317,085)   $   (282,313)   $   (172,118)
                                                           ------------    ------------    ------------    ------------
Transactions in shares of beneficial interest (Note 3) --
Proceeds from sales of shares                              $    785,921    $    899,398    $  2,176,868    $    315,949
Net asset value of shares issued to shareholders in
payment of distributions declared                                56,477         139,236         229,427         114,621
Cost of shares redeemed                                      (1,032,948)     (3,996,087)     (2,326,154)     (1,399,657)
                                                           ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
Fund share transactions                                    $   (190,550)   $ (2,957,453)   $     80,141    $   (969,087)
                                                           ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                      $   (133,340)   $ (2,802,261)   $    312,831    $   (884,269)
Net Assets:
At beginning of year                                          2,893,439       8,062,876       5,136,551       3,918,553
                                                           ------------    ------------    ------------    ------------
At end of year                                             $  2,760,099    $  5,260,615    $  5,449,382    $  3,034,284
                                                           ============    ============    ============    ============
Accumulated undistributed net
investment income included
in net assets at end of year                               $      6,981    $      8,054    $      8,931    $      6,737
                                                           ============    ============    ============    ============

See notes to financial statements





Financial Highlights

                                                     Classic California Fund                     Classic Florida Fund
                                          ----------------------------------------------  ----------------------------------
                                               Year Ended September 30,         March 31,      Year Ended September 30,
                                          --------------------------------  ------------  ----------------------------------
                                            1996           1995         1994++      1994***     1996        1995        1994**
                                          --------     --------     --------    --------    --------    --------    --------
Net asset value, beginning of year        $  9.320     $  9.080     $  9.340    $ 10.000    $  9.350    $  8.970    $ 10.000
                                          --------     --------     --------    --------    --------    --------    --------
Income (loss) from operations:
Net investment income                        0.441[2  $0.460     $  0.227    $  0.140    $  0.437    $  0.444    $  0.351
                                                  DGRS.]
Net realized and unrealized gain (loss)      0.138[2   0.267       (0.224)     (0.635)      0.055       0.399      (0.967)
                                                  DGRS.]
                                          --------     --------     --------    --------    --------    --------    --------
Total income (loss) from operations       $  0.579     $  0.727     $  0.003    $ (0.495)   $  0.492    $  0.843   $  (0.616)
                                          --------     --------     --------    --------    --------    --------    --------
Less distributions:
From net investment income                $ (0.459)    $ (0.460)    $ (0.227)   $ (0.140)   $ (0.451)   $ (0.444)   $ (0.351)
In excess of net investment income              --       (0.010)      (0.036)     (0.025)     (0.001)     (0.019)     (0.063)
In excess of net realized gain                  --       (0.017)          --          --          --          --          --
                                          --------     --------     --------    --------    --------    --------    --------
Total distributions                       $ (0.459)    $ (0.487)    $ (0.263)   $ (0.165)  )$ (0.452)   $ (0.463)   $ (0.414)
                                          --------     --------     --------    --------    --------    --------    --------
Net asset value, end of year              $  9.440     $  9.320     $  9.080    $  9.340    $  9.390    $  9.350    $  8.970
                                          ========     ========     ========    ========    ========    ========    ========
Total Return (2)                             6.33%        8.32%        0.03%      (5.16%)      5.35%       9.72%      (6.36%)
Ratios/Supplemental Data*:
Net assets, end of year (000 omitted)     $  1,960     $  2,761     $  2,893      $2,095    $  4,728    $  5,261    $  8,063
Ratio of net expenses to average daily
net assets (1)(3)                            1.65%        1.67%       1.73%+      1.64%+       1.62%       1.59%      1.63%+
Ratio of net expenses to average
daily net assets after custodian fee
reduction (1)                                1.64%        1.66%           --         --        1.55%       1.54%          --
Ratio of net investment income to
average daily net assets                     4.79%        5.11%       4.89%+      4.17%+       4.62%       4.99%      4.51%+

* The operating expenses of the Funds and the Portfolios reflect a reduction of expenses by the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

Net investment income per share          $  0.332      $  0.335     $  0.120    $  0.123    $  0.409    $  0.408    $  0.331
                                         ========      ========     ========    ========    ========    ========    ========
Ratios (As a percentage of average
daily net assets):
Expenses (1)(3)                             2.83%         3.07%       4.03%+      2.15%+       1.92%       1.99%      1.88%+
Expenses after custodian
fee reduction (1)                           2.82%         3.06%          --          --        1.85%       1.94%          --
Net investment income                       3.61%         3.71%       2.59%+      3.66%+       4.32%       4.59%      4.26%+

 +  Annualized.

(1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

(3) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.. The expense ratios for each of the periods ended on or before September 30, 1994, have not been adjusted to reflect this change.

 ** For the period from the start of business, December 3, 1993, to September 30, 1994.

*** For the period from the start of business, December 3, 1993, to March 31, 1994.

 ++ For the six months ended September 30, 1994.

[2 DGRS] Per share amounts have been calculated using average shares outstanding.


See notes to financial statements





Financial Highlights
                                         Classic New York Fund                  Classic Rhode Island Fund
                                 --------------------------------------    ------------------------------------
                                       Year Ended September 30,                 Year Ended September 30,
                                 --------------------------------------    ------------------------------------
                                         1996       1995         1994*       1996        1995        1994*
                                       --------   --------     --------    --------    --------    --------
Net asset value, beginning of year     $  9.420   $  9.060     $ 10.000     $  9.21    $  8.890    $ 10.000
                                       --------   --------     --------    --------    --------    --------
Income (loss) from operations:
Net investment income                  $  0.438   $  0.454     $  0.344    $  0.431    $  0.442    $  0.347
Net realized and unrealized gain (loss)   0.095      0.372       (0.869)      0.106       0.331      (1.046)
                                       --------   --------     --------    --------    --------     --------
Total income (loss) from operations    $  0.533   $  0.826     $ (0.525)   $  0.537    $  0.773    $ (0.699)
                                       --------   --------     --------    --------    --------     --------
Less distributions:
From net investment income             $ (0.453)  $ (0.454)    $ (0.344)   $ (0.437)   $ (0.442)   $ (0.347)
In excess of net investment income           --     (0.012)      (0.071)         --      (0.011)     (0.064)
                                       --------   --------     --------    --------    --------     --------
Total distributions                    $ (0.453)  $ (0.466)    $ (0.415)   $ (0.437)   $ (0.453)   $ (0.411)
                                       --------   --------     --------    --------    --------    --------
Net asset value, end of year           $  9.500   $  9.420     $  9.060    $  9.310    $  9.210    $  8.890
                                       ========   ========     ========    ========    ========    ========
Total Return (2)                           5.77%      9.45%       (5.45%)      5.95%       9.00%      (7.29%)
Ratios/Supplemental Data**:
Net assets, end of year (000 omitted)  $  5,150   $  5,449     $  5,137    $  2,447    $  3,034    $  3,919
Ratio of net expenses to average
daily net assets (1)(3)                    1.56%      1.57%        1.64%+      1.35%       1.29%       1.23%+
Ratio of net expenses to average
daily net assets after custodian
fee reduction (1)                          1.53%      1.48%          --        1.32%       1.23%         --
Ratio of net investment income to
average daily net assets                   4.60%      4.96%        4.41%+      4.58%       5.00%       4.50%+


** The operating expenses of the Funds and the Portfolios may reflect a reduction of the investment advisory fee and an allocation of expenses to the Administrator or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

Net investment income per share               $  0.403   $  0.414     $  0.293    $  0.356    $  0.377    $  0.299
                                              ========   ========     ========    ========    ========    ========
Ratios (As a percentage of
average daily net assets):
Expenses (1)(3)                                   1.93%      2.01%        2.29%+      2.15%       2.03%       1.85%+
Expenses after custodian fee reduction (1)        1.90%      1.92%          --        2.12%       1.97%         --
Net investment income                             4.23%      4.52%        3.76%+      3.78%       4.26%       3.88%+

 + Annualized.

(1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

(3) The expense ratios for the years ended September 30, 1996 and 1995, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended September 30, 1994 have not been adjusted to reflect this change.

 * For the Classic New York and Classic Rhode Island Funds, the Financial Highlights are for the period from the start of business, December 6, 1993 and December 7, 1993, respectively, to September 30, 1994.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Trust presently consists of sixty-six Funds, four of which are included in these financial statements. They include EV Classic California Municipals Fund, ("Classic California Fund"), EV Classic Florida Municipals Fund ("Classic Florida Fund"), EV Classic New York Municipals Fund ("Classic New York Fund"), and EV Classic Rhode Island Municipals Fund ("Classic Rhode Island Fund"), each of which is registered under the 1940 Act as a non-diversified management investment company. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Classic California Fund invests its assets in the California Municipals Portfolio, the Classic Florida Fund invests its assets in the Florida Municipals Portfolio, the Classic New York Fund invests its assets in the New York Municipals Portfolio and the Classic Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio, (0.5%, 0.8%, 0.9%, and 5.8% at September 30, 1996 for the Classic California Fund, Classic Florida Fund, Classic New York Fund and Classic Rhode Island Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation - Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial
Statements which are included elsewhere in this report.

B. Income - Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1996, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax.

The amounts and expiration dates of the capital loss carryovers are as follows:

Fund                           Amount             Expires
-----------------------------------------------------------------
Classic California Fund      $116,821       September 30, 2004
                                4,833       September 30, 2003
                               59,053       September 30, 2002

Classic Florida Fund          377,617       September 30, 2004
                               19,484       September 30, 2003
                              166,878       September 30, 2002

Classic New York Fund          81,018       September 30, 2004
                               16,076       September 30, 2003
                               46,131       September 30, 2002

Classic Rhode Island Fund     176,324       September 30, 2004
                               85,223       September 30, 2002

Additionally, at September 30, 1996, net capital losses of $18,802, and $24,850 for the Classic Florida Fund and Classic Rhode Island Fund, respectively, attributable to security transactions incurred after October 31, 1995, are treated as arising on the first day of the Fund's next taxable year.

Dividends paid by each Fund from net tax-exempt interest on municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses - Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other - Investment transactions are accounted for on a trade date basis.

G. Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements. IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fee are reported as a reduction of expenses on the statements of operations.

(2) Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1997 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

(3) Shares of Beneficial Interest


The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      Classic California Fund                     Classic Florida Fund
                                             --------------------------------------   --------------------------------------
                                                            Year Ended                                Year Ended
                                                           September 30,                             September 30,
                                             --------------------------------------   --------------------------------------
                                                   1996                   1995              1996                   1995
                                             ----------------      ----------------   ----------------      ----------------
Sales                                             57,670                 86,883            68,136                 100,863
Issued to shareholders electing to receive
payments of distributions in Fund shares           5,470                  6,267             9,873                  15,557
Redemptions                                     (151,613)              (115,522)         (137,110)               (452,681)
                                                 -------                -------           -------                 -------
Net decrease                                     (88,473)               (22,372)          (59,101)               (336,261)
                                                 =======                =======           =======                 =======

                                                      Classic New York Fund                       Classic Rhode Island Fund
                                            --------------------------------------    --------------------------------------
                                                          Year Ended                                     Year Ended
                                                         September 30,                                  September 30,
                                            --------------------------------------    --------------------------------------
                                                   1996                   1995              1996                   1995
                                             ----------------      ----------------   ----------------      ----------------
Sales                                            147,451                242,369            27,790                  35,648
Issued to shareholders electing to receive
payments of distributions in Fund shares          21,074                 25,207             7,816                  12,896
Redemptions                                     (204,827)              (255,881)         (102,549)               (159,886)
                                                 -------                -------           -------                 -------
Net increase (decrease)                          (36,302)                11,695           (66,943)               (111,342)
                                                 =======                =======           =======                 =======

(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. The Portfolios have engaged
Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $21,833, $15,808, $19,716 and $17,127 of expenses related to the operation of the Classic
California Fund, Classic Florida Fund, Classic New York Fund and
Classic Rhode Island Fund, respectively, were allocated to EVM.
Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations.

(5) Distribution Plan

Each Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Funds to pay the principal underwriter, Eaton Vance
Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces the Fund's net assets. For the year ended September 30, 1996, Classic California Fund, Classic Florida
Fund, Classic New York Fund, and Classic Rhode Island Fund, paid or accrued $13,965, $39,175, $39,353, and $19,299, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets. At September 30, 1996, the amount of Uncovered Distribution
Charges of EVD calculated under the Plans for Classic California
Fund, Classic Florida Fund, Classic New York Fund and Classic Rhode
Island Fund were approximately $370,000, $771,000, $550,000 and
$362,000, respectively.

In addition, the Plans permit the Funds to make monthly payments of service fees to the Principal Underwriter, in amounts not exceeding
0.25% of each Fund's average daily net assets for any fiscal year.
The Trustees have initially implemented the Plans by authorizing the Funds to make monthly service fee payments to the Principal
Underwriter in amounts not expected to exceed 0.20% (0.25% for the Classic California Fund) of each Fund's average daily net assets for each fiscal year. For the year ended September 30, 1996, Classic
California Fund, Classic Florida Fund, Classic New York Fund, and
Classic Rhode Island Fund paid or accrued service fees to EVD in the amount of $4,656, $10,447, $10,494 and $5,146, respectively. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Thereafter, EVD is expected to make monthly service fee payments to Authorized Firms equal to 0.20%
(0.25% for the Classic California Fund) per annum of the Fund's average daily net assets based on the value of the Fund's shares sold by such authorized firm and remaining outstanding for at least one year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.



(6) Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase.
Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution
Charges calculated under the Funds' Distribution Plans. CDSC received when no Uncovered Distribution Charges exist will be credited to the Funds. For the year ended September 30, 1996, EVD received approximately $10, $400, $1,600 and $300, of CDSC paid by shareholders for the Classic California Fund, Classic Florida Fund,
Classic New York Fund and Classic Rhode Island Fund, respectively.

(7) Investment Transactions



Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended September 30, 1996 were as follows:

                   Classic          Classic           Classic           Classic
                 California         Florida          New York         Rhode Island
                    Fund              Fund              Fund             Fund
               --------------    --------------    -------------    --------------
Increases        $  610,962        $  735,067        $1,485,018       $  322,064
Decreases         1,543,759         1,568,479         2,127,726        1,100,480



Independent Auditors' Report

To the Trustees and Shareholders of
Eaton Vance Municipals Trust:

We have audited the accompanying statements of assets and liabilities of EV Classic California Municipals Fund, EV Classic
Florida Municipals Fund, EV Classic New York Municipals Fund, and EV
Classic Rhode Island Municipals Fund (the Funds) (certain of the series constituting Eaton Vance Municipals Trust) as of September
30, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years ended September 30, 1996 and 1995, and the financial highlights for each of the years in the three-year period ended
September 30, 1996 and for the EV Classic California Municipals
Fund, the period from the start of business to March 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust at September 30, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                         DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 1, 1996



California Municipals Portfolio
Portfolio of Investments - September 30, 1996

Tax-Exempt Investments - 100%


--------------------------------------------------------------------------------------------
Ratings (Unaudited)
------------------- Principal
                       Amount
          Standard       (000
Moody's   & Poor's   Omitted)     Security                                             Value
----------------------------------------------------------------------------------------------
                                  Cogeneration - 6.0%
NR        BBB-             $4,985 Central Valley Financing
                                  Authority, Carson Ice,
                                  6.20%, 7/1/20                                     $4,965,957
NR        BBB-             10,900 Sacramento Cogeneration
                                  Authority, Procter & Gamble,
                                  6.50%, 7/1/21                                     11,126,611
NR        BBB-              6,000 Sacramento Power Authority,
                                  Cogeneration Project,
                                  6.00%, 7/1/22                                      5,823,420
                                                                                  ------------
                                                                                   $21,915,988
                                                                                  ------------
                                  Escrowed - 17.1%
NR        NR                1,575 Fontana Public Financing
                                  Authority, 7.75%, 12/1/20                          1,829,347
NR        NR                4,000 Huntington Beach Public
                                  Financing Authority,
                                  8.375%, 5/1/18                                     4,333,480
NR        BBB               3,190 Orange Cove Irrigation
                                  District COP, 6.625%,
                                  2/1/17                                             3,493,018
Aaa       AAA              $6,400 Port of Oakland, (BIG)
                                  0%, 11/1/15                                        3,955,264
NR        AAA               3,000 Poway Redevelopment
                                  Agency, 7.75%, 12/15/21                            3,494,880
NR        BBB               2,000 City of Rancho Mirage,
                                  Joint Power Financing
                                  Authority, 7.50%, 4/1/17                           2,270,040
NR        A-                2,360 Richmond Joint Power
                                  Financing Authority,
                                  7.00%, 5/15/07                                     2,599,092
Aaa       AAA               8,000 County of Sacramento,
                                  SFMR, (AMT), (GNMA)
                                  8.125%, 7/1/16 (2)                                10,058,640
Aaa       AAA              14,285 County of Sacramento,
                                  SFMR, (AMT), (GNMA)
                                  8.50%, 11/1/16                                    18,721,492
Aaa       AAA               6,000 County of Sacramento,
                                  SFMR, (AMT), (GNMA)
                                  8.25%, 1/1/21                                      7,758,600
Aaa       AAA               3,000 City and County of
                                  San Francisco Sewer System,
                                  (AMBAC), Variable,
                                  10/1/21 (1)                                        3,450,540
                                                                                  ------------
                                                                                    61,964,393
                                                                                  ------------

                                  General Obligation - 1.3%
Aa        AA               $5,000 East Bay Municipal Utilities
                                  District, 5.00%, 4/1/15                            4,592,350
                                                                                  ------------
                                  Hospitals - 2.3%
Ba        NR               $1,000 City of San Bernadino,
                                  San Bernadino Community
                                  Hospital, 7.875%, 12/1/08                         $1,009,700
Ba        NR                3,000 City of San Bernadino,
                                  San Bernadino Community
                                  Hospital, 7.875%, 12/1/19                         $3,029,100
NR        BBB+              2,700 City of Stockton,
                                  Dameron Hospital
                                  Association, 8.30%, 12/1/14                        2,812,509
NR        BBB-              1,500 City of Woodland,
                                  Woodland Memorial
                                  Hospital, 8.20%, 8/1/15                            1,585,725
                                                                                  ------------
                                                                                     8,437,034
                                                                                  ------------
                                  Housing - 7.7%
NR        NR                2,000 Los Angeles County,
                                  Corporate Fund Housing
                                  Authority, 10.50%, 12/1/29                         2,044,680
NR        A+                1,785 City of Oakland, Housing
                                  Finance Agency (HFA),
                                  7.10%, 1/1/10                                      1,829,286
Aa        AA-               2,500 California HFA, 8.20%,
                                  8/1/17                                             2,594,550
Aa        AA-              $1,270 California HFA, (AMT),
                                  8.60%, 8/1/19                                      1,326,490
Aa        AA-               3,575 California HFA, (AMT),
                                  7.375%, 8/1/11                                     3,724,542
Aa        AA-               6,345 California HFA, (AMT),
                                  (FHA) 7.65%, 8/1/23                                6,629,066
Aa        AA-               4,730 California HFA, (AMT),
                                  7.40%, 8/1/26                                      4,987,738
Aa        AA-               3,845 California HFA, (AMT),
                                  7.50%, 8/1/25                                      4,080,391
A1        NR                  795 Los Angeles County,
                                  SFMR, 7.875%, 8/1/16                                 808,077
                                                                                  ------------
                                                                                    28,024,820
                                                                                  ------------
                                  Insured Education - 0.8%
Aaa       AAA               3,330 University of California,
                                  Multiple Purpose Project,
                                  (MBIA) 4.75%, 9/1/21                               2,868,162
                                                                                  ------------

                                  Insured Lease/Certificate of
                                  Participation - 5.0%
Aaa       AAA              $3,300 California Statewide
                                  Communities Development
                                  Authority, Motion Picture
                                  and Television Fund,
                                  (AMBAC), Variable,
                                  1/1/24 (1)                                        $2,991,153
Aaa       AAA               7,700 Moulton Niguel Water
                                  District, (AMBAC)
                                  4.80%, 9/1/17                                      6,765,143
Aaa       AAA               4,350 City of Stockton,
                                  Wastewater Treatment Plant,
                                  (FGIC) 6.80%, 9/1/24                               4,806,533
Aaa       AAA              13,985 Visalia Unified School
                                  District, (MBIA)
                                  0%, 12/1/17                                        3,501,284
                                                                                  ------------
                                                                                    18,064,113
                                                                                  ------------
                                  Insured Special Tax - 2.3%
Aaa       AAA               4,850 City of San Jose
                                  Redevelopment Agency,
                                  (MBIA) 4.75%, 8/1/24                               4,174,298
Aaa       AAA               2,000 Thousand Oaks
                                  Redevelopment Agency,
                                  (MBIA) 5.375%, 12/1/25                            $1,891,660
Aaa       AAA               2,500 Los Angeles County Metro
                                  Trans Authority, (AMBAC)
                                  5.25%, 7/1/23                                      2,326,875
                                                                                  ------------
                                                                                    $8,392,833
                                                                                  ------------
                                  Insured Transportation - 3.9%
Aaa       AAA               8,000 City and County of
                                  San Francisco Airport,
                                  (MBIA) 6.75%, 5/1/13                               8,745,440
Aaa       AAA               3,500 City and County of
                                  San Francisco Airport,
                                  (AMT), (MBIA)
                                  5.625%, 5/1/21                                     3,415,615
Aaa       AAA              10,000 Port of Oakland, (AMT),
                                  (BIG), 0%, 11/1/19                                 1,866,400
                                                                                  ------------
                                                                                   $14,027,455
                                                                                  ------------
                                  Insured Utilities - 5.7%
Aaa       AAA               8,000 Northern California Power
                                  Agency, (MBIA), Variable,
                                  8/1/25 (1)                                         8,969,360
Aaa       AAA               3,500 Sacramento Municipal
                                  Utilities District, (MBIA)
                                  6.375%, 8/15/22                                   $3,679,445
Aaa       AAA               2,000 Southern California Public
                                  Power Authority, (FGIC),
                                  Variable, 7/1/12 (1)                               1,844,580
Aaa       AAA               6,915 Southern California Public
                                  Power Authority, (MBIA),
                                  5.00%, 1/1/20                                      6,245,697
                                                                                  ------------
                                                                                    20,739,082
                                                                                  ------------

                                  Insured Solid Waste - 0.4%
Aaa       AAA               1,500 Inland Empire Solid
                                  Waste Finance Authority
                                  (FSA) 6.25%, 8/1/11                                1,562,265
                                                                                  ------------
                                  Insured Water & Sewer - 3.4%
Aaa       AAA              $5,000 East Bay Municipal Utility
                                  District, (MBIA), Variable,
                                  6/1/08 (1)                                        $4,799,850
Aaa       AAA              $5,000 San Diego Public Finance
                                  Authority, (FGIC) 5.00%,
                                  5/15/25                                           $4,502,100
Aaa       AAA               3,000 San Diego County Water
                                  Authority, (FGIC), Variable,
                                  4/22/09 (1)                                        3,119,850
                                                                                  ------------
                                                                                   $12,421,800
                                                                                  ------------
                                  Lease/Certificate of
                                  Participation - 21.8%
A1        A-                8,000 California Public Works,
                                  University of California,
                                  5.50%, 6/1/14                                      7,736,240
A1        A-                6,500 California Public Works,
                                  University of California,
                                  5.00%, 6/1/23                                      5,671,185
A1        A-                3,000 California Public Works,
                                  University of California,
                                  5.50%, 6/1/10                                      2,977,560
A         A-                3,500 California Public Works,
                                  Susanville Prison, 5.375%,
                                  6/1/18                                             3,236,415
A         A-                2,800 California Public Works,
                                  State Prison System, 5.375%,
                                  6/1/12                                             2,634,464
A1        A-                5,000 California Public Works,
                                  University of California,
                                  5.25%, 6/1/20                                      4,587,850
A1        A-               14,025 California Public Works,
                                  University of California,
                                  5.50%, 6/1/19                                     13,144,651
Aaa       AAA               6,850 California Statewide Public
                                  Works, J. Paul Getty Trust,
                                  5.00%, 10/1/23                                     6,115,543
A         BBB               2,750 City of Inglewood, Civic
                                  Center Improvement,
                                  7.00%, 8/1/19                                      2,862,860
Baa1      BBB               3,100 County of Los Angeles,
                                  Disney Parking Project,
                                  0%, 3/1/20                                           649,295
Baa1      BBB               5,115 County of Los Angeles,
                                  Disney Parking Project,
                                  0%, 3/1/16                                         1,412,558
Baa1      BBB               1,925 County of Los Angeles,
                                  Disney Parking Project,
                                  0%, 3/1/17                                           492,627
Baa1      BBB               5,000 County of Los Angeles,
                                  Disney Parking Project,
                                  0%, 9/1/17                                         1,237,550

Baa1      BBB               5,370 County of Los Angeles,
                                  Disney Parking Project,
                                  0%, 3/1/18                                         1,285,471
Baa1      BBB               6,925 County of Los Angeles,
                                  Disney Parking Project,
                                  0%, 9/1/20                                         1,402,867
Baa1      BBB               1,000 County of Los Angeles,
                                  Disney Parking Project,
                                  6.50%, 3/1/23                                      1,010,230
NR        NR                7,000 County of Los Angeles,
                                  Marina Del Rey, 6.50%,
                                  7/1/08                                             7,054,740
A1        A+                5,000 Pasadena Parking Facility
                                  Project, 6.25%, 1/1/18                             5,228,400
Aa        A+                4,000 City of Sacramento
                                  Financing Authority,
                                  5.40%, 11/1/20                                     3,793,560
A         A                 3,000 San Bernadino Joint Power
                                  Financing Authority,
                                  5.50%, 12/1/20                                     2,846,250
Aa        AA                4,425 Orange County Water
                                  District, 5.00%, 8/15/18                           3,879,883
                                                                                  ------------
                                                                                    79,260,199
                                                                                  ------------
                                  Nursing Home - 0.9%
NR        NR                3,170 City of Banning,
                                  San Gorgonio Pass
                                  Convalescent, (AMT),
                                  9.50%, 12/1/11                                     3,269,538
                                                                                  ------------
                                  Special Tax - 12.8%
NR        NR               $3,000 Lincoln Unified School
                                  District, 7.625%, 9/1/21                           3,449,850
NR        NR               $3,000 Riverside County
                                  Community Facilities
                                  District, 7.55%, 9/1/17                            3,046,080
NR        NR                  910 City of Fairfield,
                                  North Cordelia District,
                                  8.00%, 9/2/11                                        938,492
NR        NR               $2,060 City of Fairfield,
                                  North Cordelia District,
                                  7.375%, 9/2/18                                     2,106,123
NR        NR                2,915 City of Commerce,
                                  Joint Power Financing
                                  Authority, 8.00%, 3/1/22                           3,061,683
NR        BBB               5,000 Contra Costa County,
                                  Public Financing
                                  Authority, 7.10%, 8/1/22                           5,212,250
NR        BBB               3,910 City of Fontana,
                                  Public Financing
                                  Authority, 7.00%, 9/1/21                           3,986,675
NR        BBB               8,220 Fontana Redevelopment
                                  Agency, Jurupa Hills,
                                  7.00%, 10/1/14                                     8,431,912
NR        BBB               2,500 City of Pittsburgh
                                  Redevelopment Agency,
                                  7.40%, 8/15/20                                     2,624,650
NR        BBB                 600 City of Rancho Mirage,
                                  Joint Power Financing
                                  Authority, 7.50%, 4/1/17                             634,704
NR        BBB               2,500 Riverside County
                                  Redevelopment Agency,
                                  7.50%, 10/1/26                                     2,632,975
NR        BBB               5,605 San Carlos Redevelopment
                                  Agency, 7.10%, 9/1/17                              5,828,247
NR        NR                1,400 City of Simi Valley
                                  Community Development,
                                  Sycamore Plaza II,
                                  8.20%, 9/1/12                                      1,405,670
Baa       BBB+              3,000 Westminster Redevelopment
                                  Agency, Community
                                  Redevelopment Project,
                                  7.30%, 8/1/21                                      3,237,570
                                                                                  ------------
                                                                                    46,596,881
                                                                                  ------------
                                  Transportation - 6.8%
NR        BBB               3,050 Guam Airport Authority,
                                  (AMT), 6.70%, 10/1/23                              3,105,571
Aa        AA-               2,000 City of Long Beach Harbor
                                  Revenue Bonds, (AMT),
                                  7.25%, 5/15/19                                     2,109,980
A1        A-                1,400 County of Orange,
                                  California Airport Revenue
                                  Bonds, 8.125%, 7/1/16                              1,448,244
NR        NR              $12,000 San Joaquin Hills
                                  Transportation Corridor
                                  Agency, Toll Road
                                  Revenue Bonds, 0%, 1/1/14                          3,916,200
NR        NR                5,765 San Joaquin Hills
                                  Transportation Corridor
                                  Agency, Toll Road
                                  Revenue Bonds, 0%, 1/1/26                            853,393
NR        NR               35,975 San Joaquin Hills
                                  Transportation Corridor
                                  Agency, Toll Road
                                  Revenue Bonds, 0%, 1/1/27                          4,988,653
NR        NR                4,940 San Joaquin Hills
                                  Transportation Corridor
                                  Agency, Toll Road Revenue
                                  Bonds, 7.00%, 1/1/30                               5,168,722
Baa1      BBB               1,500 Stockton Port District,
                                  7.95%, 1/1/05                                      1,567,755
Baa1      BBB               1,500 Stockton Port District,
                                  8.10%, 1/1/14                                      1,579,334
                                                                                  ------------
                                                                                    24,737,852
                                                                                  ------------

                                  Utilities - 1.8%
A2        A                 4,100 California PCR Finance
                                  Authority, San Diego Gas
                                  and Electric, 5.90%, 6/1/14                        4,222,467
Aa        A+                7,070 Southern California Public
                                  Power Authority, 0%, 7/1/15                       $2,296,409
                                                                                  ------------
                                                                                    $6,518,876
                                                                                  ------------
                                  Total Tax-Exempt
                                  Investments (identified
                                  cost, $337,396,359)                             $363,393,641
                                                                                  ============

(1)   Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

      The Portfolio primarily invests in debt securities issued by California municipalities.
      The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 31.2% of the securities in the portfolio of investments are backed by bond insurance of financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.4% to 10.3% of total investments.

See notes to financial statements




Florida Municipals Portfolio
Portfolio of Investments - September 30, 1996

Tax-Exempt Investments - 100%


--------------------------------------------------------------------------------------------
Ratings (Unaudited)
--------------------    Principal
                           Amount
          Standard           (000
Moody's   & Poor's       Omitted) Security                                             Value
--------------------------------------------------------------------------------------------
                                  Assisted Living - 0.6%
NR        NR               $3,445 North Miami, Florida
                                  Health Care Facilities -
                                  The Imperial Club
                                  Project 9.25%, 1/1/13                             $3,750,020
                                                                                  ------------
                                  Cogeneration - 3.2%
Baa3      BBB-             $7,275 Martin County, Indian
                                  Town Project, (AMT),
                                  7.875%, 12/15/25                                  $8,241,993
NR        NR                3,100 Palm Beach County,
                                  Okeelanta Power L.P.
                                  Project (AMT),
                                  6.85%, 2/15/21                                     2,749,948
NR        NR                9,250 Palm Beach County,
                                  Osceola Power L.P. Project
                                  (AMT), 6.95%, 1/1/22                               8,247,485
                                                                                  ------------
                                                                                   $19,239,426
                                                                                  ------------
                                  Education - 1.0%
NR        AAA              $5,500 Volusia County Educational
                                  Facilities, Embry-Riddle
                                  Aeronautical University
                                  Project (CLEE),
                                  6.625%, 4/15/22                                   $5,875,210
                                                                                  ------------
                                  Escrowed - 7.4%
Aaa       AAA               9,225 Dade County, Baptist
                                  Hospital of Miami Project,
                                  5.75%, 5/1/21                                      9,285,055
Aaa       AAA               5,000 Florida Municipal Power
                                  Agency Stanton II Project
                                  (AMBAC), Variable,
                                  10/1/20 (1)                                        6,048,900
NR        NR               $1,675 Mid-Bay Bridge Authority,
                                  6.875%, 10/1/22                                    1,902,901
A         A                 7,255 Hillsborough FL Capital
                                  Improvement - Museum
                                  of Science, 6.45%, 1/1/22                          7,779,754
Aaa       AAA               2,000 Orlando & Orange County
                                  Expressway Authority
                                  (FGIC), 8.25%, 7/1/14                              2,623,300
Aaa       AAA               5,600 St. Lucie FL Utility System,
                                  6.00%, 10/1/20                                     5,818,176
A         NR                9,810 City of Venice Health
                                  Facilities, 5.75%, 12/1/24                        10,428,422
                                                                                  ------------
                                                                                   $43,886,508
                                                                                  ------------

                                  General Obligation - 10.0%
Aa        AA              $22,000 Florida Board of Education,
                                  4.75%, 6/1/22                                    $18,986,220
Aa        AA               15,235 Florida Board of Education,
                                  5.00%, 6/1/20                                     13,894,471
Aa        AA                8,000 Florida Board of General
                                  Services, 6.60%, 7/1/17                            8,679,200
NR        BBB               5,700 Guam Government,
                                  5.40%, 11/15/18                                    5,167,335
Baa1      A                 3,000 Puerto Rico, 6.50%, 7/1/23                         3,202,650
Baa1      A                 3,235 Puerto Rico Public
                                  Building Authority,
                                  5.50%, 7/1/21                                      3,059,340
Baa1      A                 7,350 Puerto Rico Public
                                  Building Authority,
                                  5.70%, 7/1/09                                      7,369,037
                                                                                  ------------
                                                                                   $60,358,253
                                                                                  ------------
                                  Hospital Revenue - 3.1%
NR        BBB+             $3,600 Escambia County Health
                                  Facilities Authority, Baptist
                                  Hospital, Inc. and The
                                  Baptist Manor, Inc.,
                                  6.75%, 10/1/14                                    $3,702,456
NR        BBB+              9,995 Escambia County
                                  Health Facilities Authority,
                                  Baptist Hospital, Inc.,
                                  6.00%, 10/1/14                                     9,550,722
NR        AA+               4,750 Jacksonville Health
                                  Facilities Finance Authority,
                                  St. Luke's Hospital
                                  Association Project,
                                  6.75%, 11/15/13                                    5,085,445
                                                                                  ------------
                                                                                   $18,338,623
                                                                                  ------------
                                  Housing - 13.6%
NR        AAA                $630 Broward County HFA
                                  SFMR (GNMA), (AMT),
                                  7.35%, 3/1/23                                        652,327
NR        AAA               1,300 Clay County HFA MFMR
                                  (GNMA), 7.40%, 12/1/25                             1,373,021
Aaa       NR                2,750 Clay County HFA SFMR
                                  (GNMA), (AMT),
                                  6.55%, 3/1/28                                      2,770,405
Aaa       NR                  290 Dade County HFA SFMR
                                  (GNMA), 7.10%, 3/1/17                                301,678
Aaa       NR                1,090 Dade County HFA SFMR
                                  (AMT), 7.75%, 9/1/22                               1,142,843
Aaa       NR                1,160 Dade County HFA SFMR
                                  (GNMA), (AMT),
                                  7.25%, 9/1/23                                      1,213,569
Aaa       NR                   75 Dade County HFA SFMR
                                  (GNMA), 7.00%, 3/1/24                                 77,888
NR        AAA              $5,100 Dade County HFA SFMR
                                  (GNMA), (AMT)
                                  6.55%, 10/1/27                                    $5,185,017
NR        AAA               5,850 Dade County HFA SFMR
                                  (GNMA), (AMT)
                                  6.70%, 4/1/28                                      6,041,237
Aaa       NR                2,540 Escambia County HFA
                                  SFMR (GNMA), (AMT),
                                  7.40%, 10/1/23                                     2,636,418
Aaa       AAA               7,500 Escambia County HFA
                                  SFMR (GNMA), (AMT),
                                  6.85%, 10/1/17                                     7,589,400
Aaa       AAA               5,000 Escambia County HFA
                                  SFMR (GNMA), (AMT),
                                  6.90%, 10/1/21                                     5,059,450
Aaa       AAA               6,250 Escambia County HFA
                                  SFMR (GNMA), (AMT),
                                  6.95%, 10/1/27                                     6,324,125
Aaa       AAA               9,245 Escambia County HFA
                                  SFMR (GNMA), (AMT),
                                  6.20%, 4/1/22                                      9,301,579
NR        AAA               1,125 Florida HFA (FHA),
                                  6.35%, 6/1/14                                      1,169,651
Aa        AA                2,500 Florida HFA (AMT),
                                  6.35%, 7/1/28                                      2,546,575
Aaa       NR                  910 Hillsborough County HFA
                                  SFMR (GNMA), (AMT),
                                  7.875%, 5/1/23                                       965,301
NR        AAA               1,695 Orange County HFA
                                  SFMR (GNMA), (AMT),
                                  7.375%, 9/1/24                                     1,780,987
Aaa       NR               12,000 Orange County HFA
                                  SFMR (GNMA), (AMT),
                                  6.85%, 10/1/27                                    12,483,840
NR        AAA               8,000 Orange County HFA
                                  SFMR (GNMA), (AMT),
                                  6.60%, 4/1/28                                      8,200,720
Aaa       NR                  845 Palm Beach County HFA
                                  SFMR (GNMA),
                                  7.60%, 3/1/23                                        887,394
Aaa       NR                1,455 Polk County HFA SFMR
                                  (GNMA), 7.15%, 9/1/23                              1,524,753
Baa       BBB               1,400 Puerto Rico Urban
                                  Renewal & Housing
                                  Corp, 7.875%, 10/1/04                              1,538,908
Aaa       AAA                 770 Puerto Rico Housing
                                  Finance Corp SFMR
                                  (GNMA), 7.65%, 10/15/22                              810,372
                                                                                  ------------
                                                                                   $81,577,458
                                                                                  ------------

                                  Industrial Development/
                                  Pollution Control Revenue - 1.9%
Baa1      NR               $2,000 Escambia County -
                                  Champion International
                                  (AMT), 6.40%, 9/1/30                              $2,011,440
NR        NR                6,000 NJ EDA - Holt Hauling
                                  Project (AMT),
                                  9.75%, 12/15/16                                    6,174,720
Baa1      BBB+              3,000 Puerto Rico Port
                                  Authority, 6.25% 6/1/26                            3,034,350
                                                                                  ------------
                                                                                   $11,220,510
                                                                                  ------------
                                  Insured Healthcare - 0.1%
Aaa       AAA                $500 Alachua County Health
                                  Facility, Mental Health
                                  Services Project (CGIC),
                                  7.75%, 7/1/10                                       $557,225
                                                                                  ------------
                                  Insured Hospitals - 6.8%
Aaa       AAA              $8,000 Charlotte County Health
                                  Care, Bon-Secours Health
                                  System Project (FSA),
                                  Variable, 8/30/27 (1)                             $8,138,080
Aaa       AAA              23,355 Jacksonville Florida Health
                                  Authority, Daughters of
                                  Charity (MBIA),
                                  5.00%, 11/15/15                                   21,464,647
Aaa       AAA               2,000 Lee County, Memorial
                                  Hospital (MBIA), Variable,
                                  4/1/20 (1)                                         2,228,860
Aaa       AAA               5,265 Orange County Health
                                  Facilities Finance Authority,
                                  Pooled Hospital Loan
                                  Program - Orlando
                                  Regional Medical Center
                                  & Indian River Memorial
                                  Hospital (FGIC),
                                  7.875%, 12/1/25                                    5,496,449
Aaa       AAA               3,000 Orange County
                                  Health Facilities Authority
                                  (MBIA), Variable,
                                  10/1/21 (1)                                        3,320,370
                                                                                  ------------
                                                                                   $40,648,406
                                                                                  ------------

                                  Insured Housing - 2.7%
Aaa       AAA               1,205 Brevard County HFA
                                  SFMR (FSA),
                                  7.00%, 3/1/13                                     $1,266,708
Aaa       AAA               1,720 Duval County HFA SFMR
                                  (FGIC), 7.35%, 7/1/24                              1,843,771
Aaa       AAA               6,530 Florida HEFA, Maitland
                                  Club Apartment Project
                                  (AMBAC) (AMT),
                                  6.875%, 8/1/26                                     6,806,088
Aaa       AAA               3,000 Florida HFA, Brittany of
                                  Rosemont Project
                                  (AMBAC) (AMT),
                                  6.875%, 8/1/26                                     3,115,290
Aaa       AAA               2,675 Lee County SCA MFMR
                                  (FSA) (AMT),
                                  7.05%, 1/1/30                                     $2,797,676
                                                                                  ------------
                                                                                   $15,829,533
                                                                                  ------------
                                  Insured Pollution
                                  Control Revenue - 1.5%
Aaa       AAA              $8,200 Citrus County
                                  (MBIA), 6.35%, 2/1/22                             $8,616,396
                                                                                  ------------
                                  Insured Miscellaneous - 0.5%
Aaa       AAA              $2,000 Escambia County (MBIA),
                                  7.20%, 1/1/15                                     $2,134,080
Aaa       AAA                 799 Osceola County IDA
                                  Community Provider
                                  Pooled Loan Program,
                                  (CGIC), 7.75%, 7/1/10                                846,093
                                                                                  ------------
                                                                                    $2,980,173
                                                                                  ------------
                                  Insured Solid Waste - 0.3%
Aaa       AAA              $1,500 St. John's County Solid
                                  Waste Disposal (FGIC),
                                  7.25%, 11/1/10                                    $1,664,595
                                                                                  ------------
                                  Insured Special Tax Revenue - 2.8%
Aaa       AAA              $3,835 Dade, Professional
                                  Sports Franchise (MBIA),
                                  0%, 10/1/23                                         $804,430
Aaa       AAA               2,250 Dade Convention
                                  Center (AMBAC),
                                  5.00%, 10/1/35                                     2,004,548
Aaa       AAA               1,000 City of Jacksonville (FGIC)
                                  (AMT), 0%, 10/1/10                                   448,650
Aaa       AAA               1,000 City of Jacksonville (FGIC)
                                  (AMT), 0%, 10/1/11                                   420,610
Aaa       AAA               2,000 City of Jacksonville (FGIC)
                                  (AMT), 0%, 10/1/12                                   787,860
Aaa       AAA               1,185 City of Opa-Locka (FGIC),
                                  7.0%, 1/1/14                                       1,338,588
Aaa       AAA               5,000 St. Petersburg Excise Tax
                                  (FGIC), 5.00%, 10/1/16                             4,579,950
Aaa       AAA               2,000 Sunrise Florida Public
                                  Facilities (MBIA),
                                  0%, 10/1/10                                          915,800
Aaa       AAA               1,760 Sunrise Florida Public
                                  Facilities (MBIA),
                                  0%, 10/1/12                                          709,667
Aaa       AAA               2,840 Sunrise Florida Public
                                  Facilities (MBIA),
                                  0%, 10/1/14                                       $1,022,201
Aaa       AAA               4,000 Sunrise Florida Public
                                  Facilities (MBIA),
                                  0%, 10/1/15                                        1,347,720
Aaa       AAA              $4,140 Sunrise Florida Public
                                  Facilities (MBIA),
                                  0%, 10/1/16                                        1,317,264
Aaa       AAA               2,525 Sunrise Florida Public
                                  Facilities (MBIA),
                                  0%, 10/1/17                                          758,687
                                                                                  ------------
                                                                                    16,455,975
                                                                                  ------------
                                  Insured Transportation - 6.7%
Aaa       AAA               4,000 Dade County Aviation
                                  Facilities (MBIA)
                                  (AMT), 6.55%, 10/1/13                             $4,288,880
Aaa       AAA               2,150 Dade County Aviation
                                  Facilities (MBIA) (AMT),
                                  6.60%, 10/1/23                                     2,298,157
Aaa       AAA               5,775 Dade County Aviation
                                  Facilities (MBIA) (AMT),
                                  6.00%, 10/1/24                                     5,853,829
Aaa       AAA               8,455 Florida State Turnpike
                                  Authority (FGIC),
                                  6.35%, 7/1/22                                      8,835,136
Aaa       AAA               8,600 Greater Orlando Aviation
                                  Authority, Orlando Airport
                                  Facilities (FGIC), (AMT),
                                  6.375%, 10/1/21 (2)                                8,979,690
Aaa       AAA              10,170 Orlando & Orange County
                                  Expressway Authority
                                  (FGIC), 5.125%, 7/1/20                             9,413,250
                                                                                  ------------
                                                                                   $39,668,942
                                                                                  ------------
                                  Insured Utilities - 3.8%
Aaa       AAA              $8,000 Florida Municipal Power
                                  Agency Stanton II Project
                                  (AMBAC), 4.50%, 10/1/27                           $6,453,200
Aaa       AAA               7,770 Florida Municipal Power
                                  Agency Stanton II Project
                                  (AMBAC), 4.50%, 10/1/16                            6,649,333
Aaa       AAA               4,000 Lakeland Electric & Water
                                  (FGIC), 6.00%, 10/1/13                             4,264,720
Aaa       AAA               1,540 Manatee County Public
                                  Utility (FGIC), 0%, 10/1/12                          617,109
Aaa       AAA               2,150 Puerto Rico Electric Power
                                  Authority (FSA), Variable,
                                  7/1/02 (1)                                         2,308,605
Aaa       AAA               2,200 Puerto Rico Electric Power
                                  Authority (FSA), Variable,
                                  7/1/03 (1)                                         2,385,790
                                                                                  ------------
                                                                                    22,678,757
                                                                                  ------------
                                  Insured Water & Sewer - 4.2%
Aaa       AAA             $11,450 Broward County Water &
                                  Sewer (AMBAC),
                                  5.125%, 10/1/15                                   10,729,910
Aaa       AAA               9,500 Dade County Water and
                                  Sewer System (FGIC),
                                  5.00%, 10/1/13                                     8,909,955
Aaa       AAA               2,000 City of Fort Myers Utility
                                  (FGIC), 5.00%, 10/1/16                            $1,845,420
Aaa       AAA               4,000 Sanford Water and Sewer
                                  (AMBAC), 4.50%, 10/1/21                            3,350,520
                                                                                  ------------
                                                                                   $24,835,805
                                                                                  ------------
                                  Life Care - 1.2%
NR        NR               $6,895 Atlantic Beach, Fleet
                                  Landing Project,
                                  8.00%, 10/1/24                                    $7,144,737
                                                                                  ------------
                                  Nursing Homes - 4.3%
NR        NR                 $300 Broward County Industrial
                                  Development Authority,
                                  Beverly Enterprises -
                                  Florida, Inc. Project,
                                  9.80%, 11/1/10                                       332,166
NR        NR                  450 Charlotte County
                                  Industrial Development
                                  Authority, Beverly
                                  Enterprises, 10.00%, 6/1/11                         $507,812
NR        NR                6,520 Citrus County Industrial
                                  Development Authority,
                                  Beverly Enterprises,
                                  7.25%, 4/1/03                                      6,597,784
NR        AAA               4,285 Dade IDA - Club Care
                                  Center Project (GNMA)
                                  6.60%, 1/20/18                                     4,399,410
NR        AAA               5,075 Dade IDA - Gramercy
                                  Park Nursing Care Project
                                  (FHA) 6.60%, 8/1/23                                5,315,352
NR        NR                2,045 Highlands County
                                  Industrial Development
                                  Authority, Beverly
                                  Enterprises - Florida, Inc.
                                  Project, 9.25%, 7/1/07                             2,250,073
Baa1      NR                3,750 Jacksonville FL Health -
                                  Cypress Village Project,
                                  7.00%, 12/01/22                                    3,900,525
NR        NR                  410 Okaloosa County, Beverly
                                  Enterprises,
                                  10.75%, 10/1/03                                      436,087
NR        NR                  680 Orange County Industrial
                                  Development Authority,
                                  Beverly Enterprises,
                                  9.25%, 8/1/10                                        749,496
NR        NR                1,000 Winter Garden, Beverly
                                  Enterprises, 8.75%, 7/1/12                         1,089,190
                                                                                  ------------
                                                                                    25,577,895
                                                                                  ------------

                                  Pooled Loans - 0.9%
NR        NR               $5,000 Osceola County IDA
                                  Community Pooled Loan,
                                  7.75%, 7/1/17                                     $5,052,700
                                                                                  ------------
                                  Solid Waste - 0.7%
A         A                $3,745 Broward County Waste
                                  Energy Company, L.P.
                                  North Project,
                                  7.95%, 12/1/08                                    $4,125,155
                                                                                  ------------
                                  Special Tax Revenue - 7.7%
A1        A+               $8,020 Orange County
                                  5.375%, 1/1/24                                    $7,462,129
A1        NR                3,000 City of Orlando,
                                  6.00%, 10/1/22                                     3,047,850
Baa1      A                 7,410 Puerto Rico Highway &
                                  Transportation Authority,
                                  5.50%, 7/1/19                                      7,085,368
Baa1      A                10,135 Puerto Rico Highway &
                                  Transportation Authority,
                                  5.00%, 7/1/22                                      8,995,117
Baa1      A                10,560 Puerto Rico Highway &
                                  Transportation Authority,
                                  5.25%, 7/1/21                                      9,735,897
Baa1      A                 4,750 Puerto Rico Highway &
                                  Transportation Authority,
                                  5.00%, 7/1/36                                      4,148,745
Baa1      A                 5,750 Puerto Rico Highway &
                                  Transportation Authority,
                                  5.50%, 7/1/36                                      5,465,605
                                                                                  ------------
                                                                                   $45,940,711
                                                                                  ------------
                                  Transportation - 1.7%
NR        NR              $10,140 Mid-Bay Bridge Authority,
                                  6.125%, 10/1/22                                   10,157,238
                                                                                  ------------
                                  Utilities - 12.9%
Aa        AA               $7,125 Gainesville Utility System,
                                  5.20%, 10/1/22                                    $6,718,519
NR        BBB              27,825 Guam Power Authority,
                                  5.25%, 10/1/23                                    24,283,156
Aa1       AA               34,005 Jacksonville Electric
                                  Authority, Bulk Power
                                  Supply System, Scherer
                                  4 Project, 5.25%, 10/1/21                         31,892,948
Aa1       AA                2,850 Orlando Utilities
                                  Commission Water and
                                  Electric, 5.125%, 10/1/19                          2,627,729
Aa        AA-               1,750 Orlando Utilities
                                  Commission Water and
                                  Electric, 5.25%, 10/1/23                           1,623,983
Aa        AA-               2,965 Orlando Utilities
                                  Commission Water and
                                  Electric, 5.50%, 10/1/26                          $2,847,349
Baa1      BBB+             $6,000 Puerto Rico Electric
                                  Power Authority,
                                  0%, 7/1/17                                        $1,749,540
Baa1      BBB+                185 Puerto Rico Electric
                                  Power Authority,
                                  7.125%, 7/1/14                                       198,205
A1        AA-               2,515 St. Lucie County Solid
                                  Waste Disposal, Florida
                                  Power & Light
                                  Company (AMT),
                                  6.70%, 5/1/27                                      2,644,196
NR        NR                2,000 Virgin Islands Water &
                                  Power Authority,
                                  7.40%, 7/1/11                                      2,117,680
                                                                                  ------------
                                                                                   $76,703,305
                                                                                  ------------
                                  Water & Sewer - 0.4%
Baa1      BBB+             $2,500 Hillsborough County
                                  Utility, 6.625%, 8/1/11                           $2,636,250
                                                                                  ------------
                                  Total Tax-Exempt
                                  Investments (identified
                                  cost, $560,837,654)                             $595,519,806
                                                                                  ============

(1) Security has been issued as an inverse floater bond.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996,
43.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.2% to 13.4% of total investments.

See notes to financial statements




New York Municipals Portfolio
Portfolio of Investments - September 30, 1996

Tax-Exempt Investments - 100%


--------------------------------------------------------------------------------------------
Ratings (Unaudited)
--------------------    Principal
                           Amount
          Standard           (000
Moody's   & Poor's       Omitted) Security                                             Value
--------------------------------------------------------------------------------------------

                                  Assisted Living - 0.3%
NR        NR               $1,970 Village of North Syracuse
                                  Housing Authority, (AJM
                                  Senior Housing, Inc. Janus
                                  Park Project),
                                  8.00%, 6/1/24                                     $1,959,007
                                                                                  ------------
                                  Education - 15.1%
A         NR               $1,000 Dutchess County IDA,
                                  Bard College,
                                  7.00%, 11/1/17                                    $1,084,560
A1        NR                6,170 Monroe County IDA,
                                  Wilmur Assoc.,
                                  7.25%, 12/1/16                                     6,378,855
Baa       BBB-              1,660 City of New Rochelle
                                  IDA Civic Facilities,
                                  College of New
                                  Rochelle, 6.75%, 7/1/22                            1,698,877
Baa1      BBB+              1,300 Dormitory Authority,
                                  State University Educational
                                  Facilities, 7.50%, 5/15/11                         1,518,517
Aaa       AA+               6,895 Dormitory Authority,
                                  State University Educational
                                  Facilities, 4.75%, 7/1/14                          6,140,825
Baa1      BBB+                415 Dormitory Authority, State
                                  University Educational
                                  Facilities, 7.375%, 5/15/14                          452,421
Baa1      BBB+              9,850 Dormitory Authority,
                                  State University Educational
                                  Facilities, 5.25%, 5/15/15                         9,089,875
Baa1      BBB+             24,605 Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  5.25%, 5/15/19                                    22,505,701
Baa1      BBB+              6,805 Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  5.25%, 5/15/21                                     6,160,430
Baa1      BBB+             32,000 Dormitory Authority,
                                  State University Educational
                                  Facilities, 5.50%,
                                  5/15/13                                           30,751,680
NR        AA                1,300 Dormitory Authority,
                                  New York Medical College
                                  (Asset Guaranty),
                                  6.875%, 7/1/21                                     1,402,570
Aa        AA                2,650 Dormitory Authority, Vassar
                                  College, 5.00%, 7/1/15                             2,452,178
                                                                                  ------------
                                                                                   $89,636,489
                                                                                  ------------

                                  Electric Utilities - 4.5%
A1        A                 2,500 New York State Energy
                                  Research & Development
                                  Authority, Brooklyn Union
                                  Gas (RIBS)(AMT),
                                  Variable, 7/1/26 (1)                              $2,952,600
A1        A+                  500 New York State Energy
                                  Research & Development
                                  Authority, Consolidated
                                  Edison (AMT),
                                  7.75%, 1/1/24                                        524,500
A1        A+                2,365 New York State Energy
                                  Research & Development
                                  Authority, Consolidated
                                  Edison (AMT),
                                  7.50%, 7/1/25                                      2,537,148
A1        A+                1,000 New York State Energy
                                  Research & Development
                                  Authority, Consolidated
                                  Edison (AMT),
                                  7.50%, 1/1/26                                      1,076,510
Aa        AA-              17,445 Power Authority of the
                                  State of New York,
                                  5.25%, 1/1/18                                     16,280,023
NR        NR                3,000 Virgin Islands Water and
                                  Power Authority,
                                  7.40%, 7/1/11                                      3,176,520
                                                                                  ------------
                                                                                   $26,547,301
                                                                                  ------------
                                  Escrowed - 9.6%
Aaa       AAA                $725 Albany Municipal Water
                                  (MBIA), 7.50%, 12/1/17                              $787,915
Aaa       BBB               1,000 Dormitory Authority, City
                                  University, 7.625%, 7/1/20                         1,123,410
Aaa       BBB+              1,530 Dormitory Authority, State
                                  University Educational
                                  Facilities, 7.70%, 5/15/12                         1,717,670
Baa1      BBB+              2,000 Dormitory Authority, State
                                  University Educational
                                  Facilities, 5.50%, 5/15/19                         1,891,120
Baa1      BBB-              2,250 Dormitory Authority,
                                  Upstate Community
                                  College, 7.20%, 7/1/21                             2,527,718
Baa1      NR                2,000 Dormitory Authority,
                                  Upstate Community
                                  College, 7.30%, 7/1/21                             2,255,280
Aaa       AAA                $500 Erie County Water
                                  Authority, Water Works
                                  System, (AMBAC)
                                  6.00%, 12/1/08                                       531,960
Aaa       AAA                $500 Metropolitan Transportation
                                  Authority Commuter
                                  Facilities Bonds,
                                  7.50%, 7/1/19                                        557,455
Aaa       AAA               1,000 New York Local
                                  Government Assistance
                                  Corporation (LGAC),
                                  7.00%, 4/1/16                                      1,112,750
Aaa       AAA               1,500 New York, LGAC,
                                  6.75%, 4/1/21                                      1,670,610
Aaa       BBB               1,000 New York State Housing
                                  Finance Agency (HFA),
                                  Service Contracts,
                                  7.80%, 9/15/01                                     1,143,750
Aaa       AAA              $1,775 New York State HFA,
                                  Service Contracts,
                                  7.375%, 9/15/21                                   $2,028,452
Aaa       BBB+                 90 New York State Medical
                                  Care Facilities Finance
                                  Agency, (MCFFA),
                                  Mental Health Services
                                  Facilities, 7.75%, 8/15/10                          $100,586
Aaa       AAA                 450 New York State MCFFA,
                                  Mental Health Services
                                  Facilities, 7.875%, 8/15/08                          510,889
Aaa       AAA               3,320 New York State MCFFA,
                                  Mental Health Services
                                  Facilities, 7.50%, 2/15/21                         3,751,135
Aaa       NR                8,100 New York State Urban
                                  Development Corporation
                                  (UDC), Correctional
                                  Facilities, 6.50%, 1/1/21                          8,686,521
Baa1      BBB               4,750 New York State Thruway
                                  Authority, Local Highway
                                  and Bridge Service
                                  Contract Bonds,
                                  7.25%, 1/1/10 (2)                                  5,288,650
Baa1      BBB                $500 New York State UDC,
                                  Alfred Technology,
                                  7.875%, 1/1/20                                      $559,015
Baa1      BBB                 750 New York State UDC,
                                  Clarkson Center,
                                  7.80%, 1/1/20                                        852,308
Baa1      BBB                 750 New York State UDC,
                                  Clarkson Center,
                                  8.00%, 1/1/20                                        854,903
Aaa       AAA               5,350 New York State UDC,
                                  Onondaga Co. Convention
                                  Center, 7.875, 1/1/10                              6,106,222
Aaa       AAA                 500 Oyster Bay (FGIC),
                                  6.60%, 2/15/12                                      $548,360
Aaa       AAA                 450 Oyster Bay (FGIC),
                                  6.60%, 2/15/13                                       493,524
NR        AA-                 500 Power Authority of the
                                  State of New York,
                                  8.00%, 1/1/17                                        532,560
NR        AAA              $1,760 Puerto Rico Highway &
                                  Transportation Authority,
                                  6.625%, 7/1/18                                    $1,958,282
Baa1      AAA               3,750 Puerto Rico Aqueduct &
                                  Sewer Authority,
                                  7.875%, 7/1/17                                     4,062,113
Baa1      AAA               4,840 Puerto Rico Highway and
                                  Transportation Authority,
                                  6.625%, 7/1/18                                     5,385,274
                                                                                  ------------
                                                                                   $57,038,432
                                                                                  ------------
                                  General Obligations - 1.3%
Baa1      BBB+                120 New York City,
                                  8.25%, 11/15/16                                     $137,923
Baa1      BBB+              4,000 New York City,
                                  7.50%, 2/1/18                                      4,394,040
Aa        AA               $1,700 Onondaga County,
                                  5.875%, 2/15/11                                    1,776,381
Aa        AA                1,600 Onondaga County,
                                  5.875%, 2/15/12                                    1,654,832
                                                                                  ------------
                                                                                    $7,963,176
                                                                                  ------------
                                  Health Care - 16.8%
NR        AAA              $6,705 Dormitory Authority,
                                  United Health Services,
                                  FHA Insured Mortgage,
                                  7.35%, 8/1/29                                     $7,222,760
NR        AA                1,000 Dormitory Authority,
                                  St. Johns, FHA Insured
                                  Nursing Home
                                  6.05%, 2/1/16                                      1,019,610
Baa1      BBB+             10,000 Dormitory Authority,
                                  Mental Health Facilities
                                  5.375%, 2/15/26                                    8,964,200
Aa        AA                  750 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 7.35%, 2/15/29                                805,725
NR        AAA               3,395 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 6.125%, 2/15/14                             3,513,248
NR        AA                9,000 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 6.70%, 8/15/23                             $9,458,640
Aa        AA                6,600 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 7.20%, 2/15/31                              7,132,422
Aa        AA                1,500 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 6.95%, 2/15/32                              1,597,650
Aa        AA                2,190 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 7.00%, 8/15/32                             $2,350,220
                                  Health Care (continued)
Aa        AA               $1,050 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 6.75%, 2/15/12                             $1,116,119
Aa        AA                1,000 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 6.55%, 8/15/12                              1,044,180
NR        AA+               2,670 New York State MCFFA,
                                  Hospital and Nursing
                                  Insured Mortgage
                                  (FHA), 6.10%, 8/15/15                              2,720,169
Aa        AA                3,500 New York State MCFFA,
                                  Insured Mortgage Project
                                  (FHA), 6.20%, 8/15/14                              3,619,700
Aa        AA               $6,550 New York State MCFFA,
                                  Insured Mortgage Project
                                  (FHA), 6.25%, 8/15/15                              6,781,805
Aa        AA                6,625 New York State MCFFA,
                                  Insured Mortgage Project
                                  (FHA), 6.20%, 8/15/15                              6,798,244
Aa        AA                  950 New York State MCFFA,
                                  Insured Mortgage Project
                                  (FHA), 7.45%, 8/15/31                             $1,038,388
Baa1      BBB+              1,610 New York State MCFFA,
                                  Mental Health Services
                                  Facilities, 7.625%, 8/15/17                        1,797,951
Baa1      BBB+                145 New York State MCFFA,
                                  Mental Health Services
                                  Facilities, 7.75%, 8/15/10                          $159,326
Baa1      BBB+                495 New York State MCFFA,
                                  Mental Health Services
                                  Facilities, 7.875%, 8/15/08                          552,237
Baa1      BBB+              1,230 New York State MCFFA,
                                  Mental Health Services
                                  Facilities, 7.50%, 2/15/21                        $1,360,823
Baa       NR                5,540 New York State MCFFA,
                                  Secured Hospital,
                                  7.35%, 8/15/11                                     5,929,296
Baa       BBB              19,700 New York State MCFFA,
                                   Secured Hospital
                                  (Brookdale),
                                  6.80%, 8/15/12                                    20,500,214
Baa1      BBB+              4,785 New York State MCFFA,
                                  Mental Health Services
                                  Facilities, Series 1994 A,
                                  5.25%, 8/15/23                                     4,199,220
                                                                                  ------------
                                                                                   $99,682,147
                                                                                  ------------

                                  Hospitals - 0.8%
Aa        AAA              $1,500 Dormitory Authority,
                                  Long Island Jewish Medical
                                  Center (FHA),
                                  7.75%, 8/15/27                                    $1,588,305
NR        AAA               1,000 Dormitory Authority,
                                  St. Francis Hospital (FHA),
                                  7.65%, 8/1/30                                      1,101,470
Baa1      BBB+              1,800 Syracuse Industrial
                                  Development Agency
                                  (IDA), St. Joseph's Hospital
                                  Health Center,
                                  7.50%, 6/1/18                                      1,909,800
                                                                                  ------------
                                                                                    $4,599,575
                                                                                  ------------
                                  Housing - 5.9%
NR        NR               $4,662 New York City Housing
                                  Development Corporation
                                  (HDC), Allerville Project,
                                  6.50%, 11/15/18                                   $4,772,466
NR        NR                2,044 New York City HDC,
                                  Dayton Project,
                                  6.50% 11/15/18                                     2,068,286
NR        AAA               2,550 New York City HDC,
                                  Multi-Unit Management,
                                  7.35%, 6/1/19                                      2,683,620
Baa       A                 4,750 New York City HDC,
                                  General Housing,
                                  6.50%, 5/1/22                                      4,750,000
Aa        AAA                 235 New York State Housing
                                  Finance Agency, Baytown,
                                  7.10%, 8/15/35                                       248,942
Aa        NR                  510 New York State Mortgage
                                  Agency, 7.70%, 10/1/12                               545,924
Aa        NR                8,750 New York State Mortgage
                                  Agency, 6.90%, 4/1/15                              9,316,563
Aa        NR                  500 New York State Mortgage
                                  Agency, 6.65%, 4/1/22                                518,770
Aa        NR                1,000 New York State Mortgage
                                  Agency, 7.50%, 4/1/15                              1,081,050
Aa        NR                1,600 New York State Mortgage
                                  Agency (AMT),
                                  7.95%, 10/1/21                                     1,712,832
Aa        NR                6,350 New York State Mortgage
                                  Agency (AMT),
                                  6.40%, 10/1/20                                     6,433,122
Baa       BBB                 350 Puerto Rico
                                  Commonwealth Urban
                                  Renewal & Housing
                                  Corporation,
                                  7.875%, 10/1/04                                      384,727
Aaa       AAA                 365 Puerto Rico Housing
                                  Financial Corporation
                                  Single-Family (GNMA),
                                  7.65%, 10/15/22                                      384,137
                                                                                  ------------
                                                                                   $34,900,439
                                                                                  ------------
                                  Industrial Development
                                  Revenue - 0.5%
Baa3      BB+              $2,800 Port Authority of
                                  New York and New Jersey,
                                  Delta Airlines
                                  LaGuardia Airport,
                                  6.95%, 6/1/08                                     $2,983,932
                                                                                  ------------
                                  Insured Colleges &
                                  Universities - 0.4%
Aaa       AAA              $2,000 Dormitory Authority,
                                  New York University
                                  (MBIA), 5.00%, 7/1/11                             $1,872,820
Aaa       AAA                 450 Dormitory Authority,
                                  Colgate University
                                  (MBIA), 6.00%, 7/1/16                                471,843
                                                                                  ------------
                                                                                    $2,344,663
                                                                                  ------------
                                  Insured General Obligation - 0.0%
Aaa       AAA              $1,035 Erie County Water
                                  Authority (AMBAC),
                                  0%, 12/1/17                                         $226,955
                                                                                  ------------
                                  Insured General
                                  Obligations (Local) - 1.7%
Aaa       AAA                $465 Chautauqua County
                                  Unlimited Tax (FGIC),
                                  7.30%, 4/1/07                                       $544,445
Aaa       AAA                 520 Chautauqua County
                                  Unlimited Tax (FGIC),
                                  6.40%, 9/15/08                                       571,594
Aaa       AAA                 770 Chautauqua County
                                  Unlimited Tax (FGIC),
                                  6.40%, 9/15/09                                       843,304
Aaa       AAA                 725 Jamestown, (Secondary
                                  AMBAC), 7.00%, 3/15/07                               831,684
Aaa       AAA                 600 Jamestown, (Secondary
                                  AMBAC), 7.00%, 3/15/08                               688,920
Aaa       AAA                 700 Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/09                               809,585
Aaa       AAA                 700 Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/10                               811,986
Aaa       AAA                 700 Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/11                               813,687
Aaa       AAA                 675 Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/12                               785,639
Aaa       AAA                 675 Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/13                               786,078
Aaa       AAA                 515 Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/14                               599,671
Aaa       AAA               2,000 New York City (AMBAC),
                                  7.00%, 8/1/17                                      2,218,080
                                                                                  ------------
                                                                                   $10,304,673
                                                                                  ------------

                                  Insured General
                                  Obligations (School District) - 0.3%
Aaa       AAA                $700 Bethlehem Central School
                                  District (AMBAC),
                                  7.10%, 11/1/08                                      $814,709
Aaa       AAA                 700 Bethlehem Central School
                                  District (AMBAC),
                                  7.10%, 11/1/09                                       814,135
                                                                                  ------------
                                                                                    $1,628,844
                                                                                  ------------
                                  Insured General
                                  Obligations (Territory) - 0.8%
Aaa       AAA              $4,500 Commonwealth of
                                  Puerto Rico Public
                                  Improvement Residual
                                  Interest Tax Exempt
                                  Securities (FSA), Variable,
                                  7/1/22 (1)                                        $4,628,340
                                                                                  ------------
                                  Insured Health Care - 3.5%
Aaa       AAA             $12,630 New York State Dormitory
                                  Authority, Mental Health
                                  Facilities (MBIA)
                                  5.125%, 8/15/21                                  $11,622,758
Aaa       AAA               1,500 New York State MCFFA,
                                  Long Term Health Care
                                  (FSA), 6.80%, 11/1/14                              1,602,690
Aaa       AAA               1,300 New York State MCFFA,
                                  New York Hospital FHA
                                  Insured Mortgage
                                  (AMBAC), 6.60%, 2/15/11                            1,419,522
Aaa       AAA               5,400 New York State MCFFA,
                                  New York Hospital FHA
                                  Insured Mortgage
                                  (AMBAC), 6.75%, 8/15/14                            5,889,240
                                                                                  ------------
                                                                                   $20,534,210
                                                                                  ------------
                                  Insured Housing - 0.1%
Aaa       AAA                $500 New York City HDC,
                                  Charter Oaks (MBIA),
                                  7.375% 4/1/17                                       $518,075
                                                                                  ------------
                                  Insured Miscellaneous - 0.1%
Aaa       AAA                $500 New York City IDA,
                                  (USTA National Tennis
                                  Center Incorporated
                                  Project) (FSA),
                                  6.375%, 11/15/14                                    $530,770
                                                                                  ------------
                                  Insured Municipal Electric - 2.0%
Aaa       AAA             $12,150 New York State Energy
                                  Research & Development
                                  Authority, Brooklyn
                                  Union Gas, (MBIA),
                                  5.50%, 1/1/21                                    $11,815,997
                                                                                  ------------

                                  Insured Solid Waste - 1.5%
Aaa       AAA              $1,650 Dutchess County Resource
                                  Recovery Solid Waste
                                  (FGIC), 7.50%, 1/1/09                             $1,788,666
Aaa       AAA              $6,795 Islip Resource Recovery
                                  Agency (MBIA),
                                  6.50%, 7/1/09                                      7,390,106
                                                                                  ------------
                                                                                    $9,178,772
                                                                                  ------------
                                  Insured Toll & Turnpike - 1.1%
NR        AAA              $3,000 Triborough Bridge &
                                  Tunnel Authority, (TBTA),
                                  Residual Interest
                                  Tax Exempt Securities
                                  (MBIA), Variable, 1/1/19 (1)                      $3,042,750
Aaa       AAA               3,000 TBTA, Residual Interest
                                  Tax Exempt Securities
                                  (AMBAC) Variable,
                                  1/1/12 (1)                                         3,221,730
                                                                                  ------------
                                                                                    $6,264,480
                                                                                  ------------
                                  Insured Utility Other - 0.8%
Aaa       AAA              $5,000 Puerto Rico Telephone
                                  Authority, MBIA, Variable,
                                  1/25/07 (1)                                       $4,954,050
                                                                                  ------------
                                  Insured Water & Sewer - 0%
Aaa       AAA                $275 Albany Municipal Water
                                  Financial Authority
                                  (MBIA), 7.50%, 12/1/17                              $295,243
                                                                                  ------------
                                  Lease/Certificate of
                                  Participation - 11.2%
Baa1      BBB              $5,100 Dormitory Authority,
                                  City University,
                                  7.00%, 7/1/09                                      5,655,084
Baa1      BBB               4,325 Dormitory Authority,
                                  City University,
                                  7.50%, 7/1/10                                      4,978,681
Baa1      BBB              15,815 Dormitory Authority,
                                  City University,
                                  5.75%, 7/1/13                                     15,612,726
Baa1      BBB               5,500 Dormitory Authority,
                                  City University,
                                  5.625%, 7/1/16                                     5,305,740
Baa1      BBB+            $13,380 New York State HFA
                                  Health Facilities,
                                  6.00%, 5/1/06                                     13,505,237
Baa1      BBB                 250 Dormitory Authority,
                                  City University,
                                  6.375%, 7/1/08                                       260,895
NR        BBB               5,865 New York State Thruway
                                  Authority, 0%, 1/1/01                              4,648,951
NR        BBB               2,350 New York State Thruway
                                  Authority, 0%, 1/1/03                              1,649,418
Baa1      BBB              12,200 New York State UDC,
                                  5.70%, 4/1/20                                     11,861,694
A         A                $1,825 Syracuse - Hancock
                                  International Airport,
                                  6.625%, 1/1/12                                    $1,913,914
NR        BBB               1,000 Dormitory Authority,
                                  City University, (Cross-over
                                  Refunded '98)
                                  8.125%, 7/1/08                                     1,083,850
                                                                                  ------------
                                                                                    66,476,190
                                                                                  ------------
                                  Miscellaneous - 1.7%
Aa        AA-                $200 City of New York
                                  Municipal Assistance
                                  Corporation,
                                  7.50%, 7/1/08                                       $213,778
Aa        AA-                 485 City of New York
                                  Municipal Assistance
                                  Corporation,
                                  7.625%, 7/1/08                                       519,420
Aa        AA-                 635 City of New York
                                  Municipal Assistance
                                  Corporation,
                                  7.625%, 7/1/08                                      $695,655
NR        NR                1,300 New York City IDA,
                                  (YMCA of Greater
                                  New York), 8.00%, 8/1/16                           1,385,787
Aaa       AAA              $7,000 VRDC-IVRC Trust,
                                  (NY MTA), Variable,
                                  6/26/02 (1)                                        7,128,450
                                                                                  ------------
                                                                                    $9,943,090
                                                                                  ------------
                                  Solid Waste - 2.1%
A         NR               $2,665 Hempstead IDA
                                  Resource Recovery,
                                  American Refunding
                                  Fuel Co., 7.40%, 12/1/10                          $2,727,494
Baa       NR                9,530 New York State EFC
                                  Resource Recovery,
                                  Huntington Project,
                                  7.50%, 10/1/12                                    10,033,184
                                                                                  ------------
                                                                                   $12,760,678
                                                                                  ------------
                                  Special Tax Revenue - 11.8%
A         A                $4,750 New York State LGAC,
                                  5.25%, 4/1/16                                     $4,516,395
A         A                 5,225 New York State LGAC,
                                  5.50%, 4/1/17                                      5,118,096
A         A                 3,300 New York State LGAC,
                                  6.875%, 4/1/19                                     3,594,459
A         A                 4,000 New York State LGAC,
                                  5.50%, 4/1/21                                      3,834,000
A         A                26,170 New York State LGAC,
                                  5.00%, 4/1/23                                     23,288,945
A         A                 5,000 New York State LGAC,
                                  5.00%, 4/1/21                                      4,528,700
A         A               $21,000 New York State LGAC,
                                  5.00%, 4/1/21                                    $18,766,860
NR        BBB+              2,630 New York State Municipal
                                  Bond Bank Agency,
                                  6.875%, 3/15/06                                    2,811,943
Baa1      BBB               3,335 TBTA Convention
                                  Center, 6.00%, 1/1/11                              3,382,524
                                                                                  ------------
                                                                                   $69,841,922
                                                                                  ------------
                                  Transportation - 2.7%
A1        AA-              $1,500 Port Authority of
                                  New York and New Jersey
                                  (AMT), Variable,
                                  1/15/27 (1)                                        1,551,960
Aa        A+               11,580 TBTA General Purpose,
                                  5.50%, 1/1/17                                     11,592,854
Aa        A+                2,500 TBTA General Purpose,
                                  6.125%, 1/1/21                                     2,676,125
                                                                                  ------------
                                                                                   $15,820,939
                                                                                  ------------
                                  Water & Sewer Revenue - 3.4%
Aa        A               $11,050 New York State EFC,
                                  State Water Pollution
                                  Control, 6.875%, 6/15/10                         $12,101,850
Aa        A+                4,545 New York State EFC,
                                  State Water Pollution
                                  Control, 7.20%, 3/15/11                            4,948,323
Aa        A                 2,750 New York State EFC,
                                  State Water Pollution
                                  Control, 7.00%, 6/15/12                            3,030,912
Aa        A                   150 New York State EFC,
                                  State Water Pollution
                                  Control, 7.50%, 6/15/12                             $165,705
                                                                                  ------------
                                                                                   $20,246,790
                                                                                  ------------
                                  Total Tax-Exempt
                                  Investments (identified
                                  cost, $559,321,735)                             $593,625,179
                                                                                  ------------


(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by New York municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 22.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.1% to 9.9% of total investments.

See notes to financial statements




Rhode Island Municipals Portfolio
Portfolio of Investments - September 30, 1996

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------
                        Principal
                           Amount
          Standard           (000
Moody's   & Poor's       Omitted) Security                                               Value
----------------------------------------------------------------------------------------------

                                  Education - 5.2%
Aa1       AA               $1,500 Rhode Island Health and
                                  Educational Building
                                  Corporation, Brown
                                  University, 5.375%,
                                  9/1/23                                            $1,413,585
A         NR                 $750 Rhode Island Student
                                  Loan Authority, (AMT),
                                  5.60%, 12/1/12                                      $715,433
                                                                                   -----------
                                                                                    $2,129,018
                                                                                   -----------
                                  Electric Utility - 1.6%
Baa1      BBB+               $710 Puerto Rico Electric
                                  Power Authority,
                                  5.00%, 7/1/12                                       $655,259
                                                                                   -----------
                                  Escrowed - 2.0%
Aaa       AAA                $550 Rhode Island Depositors
                                  Economic Protection
                                  Corporation, (MBIA),
                                  5.25%, 8/1/21                                       $533,791
NR        NR                  270 Rhode Island Depositors
                                  Economic Protection
                                  Corporation, 5.75%, 8/1/21                           268,210
                                                                                   -----------
                                                                                      $802,001
                                                                                   -----------
                                  General Obligation (Local) - 0.5%
Baa       NR                 $210 West Warwick,
                                  6.80%, 7/15/98                                      $212,986
                                                                                   -----------
                                  General Obligations
                                  (Territory) - 4.4%
NR        BBB                $750 Government of Guam,
                                  5.40%, 11/15/18                                     $679,913
Baa1      A                 1,250 Puerto Rico Aqueduct &
                                  Sewer Authority,
                                  5.00%, 7/1/19                                      1,128,812
                                                                                   -----------
                                                                                    $1,808,725
                                                                                   -----------
                                  Hospitals - 7.8%
NR        AA               $1,500 Rhode Island Health and
                                  Educational Building
                                  Corporation, Landmark
                                  Medical Center,
                                  5.875%, 10/1/19                                   $1,473,090
NR        A                 1,015 Rhode Island Health and
                                  Educational Building
                                  Corporation, Butler
                                  Hospital, 5.125%, 1/1/08                             965,316
Baa       BBB                 830 Rhode Island Health and
                                  Educational Building
                                  Corporation, Westerly
                                  Hospital, 6.00%, 7/1/14                              772,547
                                                                                   -----------
                                                                                    $3,210,953
                                                                                   -----------

                                  Housing - 16.3%
Aa        AA+              $1,550 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, (AMT),
                                  6.60%, 10/1/25                                    $1,594,888
Aa        AA+                $100 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, (AMT),
                                  6.70%, 10/1/12                                       104,458
Aa        AA+                 270 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, 6.70%,
                                  10/1/14                                              283,130
Aa        AA+                 875 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, (AMT),
                                  6.80%, 10/1/25 (2)                                   910,954
Aa        AA+               1,000 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, (AMT),
                                  7.10%,10/1/23                                      1,038,970
Aa        AA+               2,000 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, (AMT),
                                  7.55%, 10/1/22                                     2,123,500
Aa        AA+                  35 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, (AMT),
                                  7.875%, 10/1/22                                       36,608
Aa        AA+                 500 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation, (MBIA),
                                  6.20%, 10/1/06                                       515,915
Aa        AA+                  95 Rhode Island Housing and
                                  Mortgage Finance
                                  Corporation,
                                  6.85%, 4/1/27                                         99,188
                                                                                   -----------
                                                                                    $6,707,611
                                                                                   -----------
                                  Industrial Development
                                  Revenue - 1.2%
Baa3      BB+                $500 Puerto Rico Port
                                  Authority, American
                                  Airlines, Inc.(AMT),
                                  6.30%, 6/1/23                                       $506,260
                                                                                   -----------

                                  Insured Colleges and
                                  Universities - 13.7%
Aaa       AAA              $1,000 Rhode Island Health and
                                  Educational Building,
                                  Providence College
                                  Issue (MBIA),
                                  5.60%, 11/1/15                                      $970,310
Aaa       AAA                 730 Rhode Island Health and
                                  Educational Building,
                                  Providence College
                                  Issue (MBIA),
                                  5.60%, 11/1/22                                       700,048
Aaa       AAA               2,200 Rhode Island Health and
                                  Educational Building,
                                  University of Rhode Island
                                  (MBIA), 5.25%, 9/15/23                             2,005,366
NR        AAA                 500 Rhode Island Health and
                                  Educational Building,
                                  Johnson & Wales, (CLEE)
                                  6.00%, 4/1/17                                        504,540
Aaa       AAA               1,500 Rhode Island Health and
                                  Educational Building,
                                   RISD, (MBIA),
                                  5.625%, 6/1/26                                     1,446,465
                                                                                   -----------
                                                                                    $5,626,729
                                                                                   -----------
                                  Insured General Obligations - 17.0%
Aaa       AAA              $1,500 Kent County Water
                                  Authority, (MBIA),
                                  6.35%, 7/15/14                                    $1,592,985
Aaa       AAA               1,000 Rhode Island Depositors
                                  Economic Protection
                                  Corporation, (MBIA),
                                  5.80%, 8/1/09                                      1,032,840
Aaa       AAA               1,000 Rhode Island Depositors
                                  Economic Protection
                                  Corporation
                                  5.80%, 8/1/12                                      1,016,510
Aaa       AAA               2,000 Rhode Island Clean Water
                                  Revolving Fund Series A,
                                  (MBIA), 5.875%, 10/1/15                            2,017,280
Aaa       AAA               1,480 Rhode Island Port
                                  Authority and Economic
                                  Development Corporation
                                  Airport, (FSA),
                                  5.25%, 7/1/23                                      1,329,291
                                                                                   -----------
                                                                                    $6,988,906
                                                                                   -----------
                                  Insured General
                                  Obligations (Local) - 2.5%
Aaa       AAA              $1,000 Cranston, Rhode Island,
                                  (MBIA), 6.10%, 6/15/15                            $1,040,290
                                                                                   -----------
                                  Insured General
                                  Obligation (Territory) - 0.6%
Aaa       AAA                $250 Puerto Rico, Public
                                  Improvement Bonds of
                                  1992, Yield Curve
                                  Notes (AMBAC),
                                  Variable, 7/1/15 (1)                                $254,125
                                                                                   -----------
                                  Insured Housing - 6.2%
Aaa       AAA                $850 Providence Housing
                                  Development Corporation
                                  Mortgage, (Barbara
                                  Jordan Apartments)
                                  (MBIA), 6.50%, 7/1/09                               $880,915
Aaa       AAA               1,075 Villa Excelsior Housing
                                  Development Corporation
                                  Mortgage (MBIA),
                                  6.75%, 1/1/19                                      1,125,622
Aaa       AAA                 500 Villa Excelsior Housing
                                  Development Corporation
                                  Mortgage (MBIA),
                                  6.85%, 1/1/24                                        525,305
                                                                                   -----------
                                                                                    $2,531,842
                                                                                   -----------
                                  Insured Lease/Certificate
                                  of Participation - 4.8%
Aaa       AAA                $800 City of Pawtucket, Public
                                  Building Authority, (FSA),
                                  5.75%, 3/15/14                                      $805,184
Aaa       AAA                 590 Providence Rhode Island
                                  Public Building Authority,
                                  Feinstein School (MBIA),
                                  5.25%, 12/15/13                                      559,845
Aaa       AAA                 630 Providence Rhode Island
                                  Public Building Authority,
                                  Feinstein School (MBIA),
                                  5.25%, 12/15/14                                      596,723
                                                                                   -----------
                                                                                    $1,961,752
                                                                                   -----------
                                  Insured Water & Sewer - 4.0%
Aaa       AAA                $350 Rhode Island Clean Water,
                                  Water Pollution Control,
                                  (MBIA), 5.40%,10/1/15                               $340,281
Aaa       AAA                 500 Rhode Island Clean Water,
                                  Water Pollution Control
                                  (MBIA), 5.85%, 10/1/09                               511,000
Aaa       AAA                 750 Rhode Island Clean Water,
                                  Safe Drinking Water
                                  (AMBAC), 6.70%, 1/1/15                               813,307
                                                                                   -----------
                                                                                    $1,664,588
                                                                                   -----------
                                  Insured Special Tax - 6.4%
Aaa       AAA              $3,000 Convention Center
                                  Authority of Rhode Island,
                                  (MBIA), 5.80%, 5/15/20                            $2,651,130
                                                                                   -----------
                                  Miscellaneous - 1.8%
Baa1      A-                 $230 Rhode Island Depositors
                                  Economic Protection
                                  Corporation,
                                  5.75%, 8/1/21                                       $213,930
NR        BBB                 500 Guam Airport Authority,
                                  (AMT), Series 93-B,
                                  6.70%,10/1/23                                        509,110
                                                                                   -----------
                                                                                      $723,040
                                                                                   -----------

                                  Special Tax - 4.0%
Baa       BBB-             $1,500 City of Providence, Special
                                  Obligation Tax Increment
                                  Bonds, 7.65%, 6/1/16                              $1,637,236
                                                                                   -----------
                                  Total Tax-Exempt
                                  Investments (identified
                                  cost, $40,355,643)                               $41,112,451
                                                                                   ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 54.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.6% to 46.3% of total investments.

See notes to financial statements




Municipals Portfolios
Financial Statements

Statements of Assets and Liabilities

September 30, 1996


                                                         California            Florida           New York       Rhode Island
                                                          Portfolio           Portfolio          Portfolio        Portfolio
                                                        ------------        ------------       ------------      ------------
Assets:
Investments --
Identified cost                                         $337,396,359        $560,837,654       $559,321,735      $ 40,355,643
Unrealized appreciation                                   25,997,282          34,682,152         34,303,444           756,808
                                                        ------------        ------------       ------------      ------------
Total investments, at value (Note 1A)                   $363,393,641        $595,519,806       $593,625,179      $ 41,112,451
Cash                                                       1,251,461          10,859,556            382,818           232,372
Receivable for daily variation margin on open
financial futures contracts (Note 1E)                         84,375             223,875            145,969            13,500
Receivable for investments sold                                   --          13,871,030             80,000                --
Interest receivable                                        5,874,698          13,150,484         10,316,594           810,371
Deferred organization expenses (Note 1D)                       8,923              12,242              8,608             1,107
                                                        ------------        ------------       ------------      ------------
Total assets                                            $370,613,098        $633,636,993       $604,559,168      $ 42,169,801
                                                        ------------        ------------       ------------      ------------
Liabilities:
Payable for investments purchased                       $         --        $  9,245,000       $         --     $         --
Payable to affiliate --
Trustees' fees (Note 2)                                        4,213               5,213              5,213               417
Accrued expenses                                              18,690              12,779             24,435             2,205
                                                        ------------        ------------       ------------      ------------
Total liabilities                                       $     22,903        $  9,262,992       $     29,648      $      2,622
                                                        ------------        ------------       ------------      ------------

Net Assets applicable to investors'
interest in Portfolio                                   $370,590,195        $624,374,001       $604,529,520      $ 42,167,179
                                                        ============        ============       ============      ============

Sources of Net Assets:
Net proceeds from capital contributions
and withdrawals                                         $345,003,950        $591,109,319       $570,585,516      $ 41,443,615
Unrealized appreciation of investments and financial
futures contracts (computed on the basis
of identified cost)                                       25,586,245          33,264,682         33,944,004           723,564
                                                        ------------        ------------       ------------      ------------

Total                                                   $370,590,195        $624,374,001       $604,529,520      $ 42,167,179
                                                        ============        ============       ============      ============

See notes to financial statements





Statements of Operations

For the Year Ended September 30, 1996

                                                         California            Florida           New York       Rhode Island
                                                          Portfolio           Portfolio          Portfolio        Portfolio
                                                        ------------        ------------       ------------      ------------
Investment Income:
Interest income (Note 1B)                               $ 25,401,268        $ 41,738,135       $ 38,971,505      $  2,535,637
                                                        ------------        ------------       ------------      ------------
Expenses --
Investment adviser fee (Note 2)                         $  1,942,811        $  3,123,150       $  2,932,032      $    108,803
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                    17,811              20,749             20,749             1,543
Custodian fee (Note 1J)                                      173,498             208,454            195,496            23,340
Legal and accounting services                                 43,579              41,453             41,684            24,437
Amortization of organization expenses (Note 1D)                5,640               8,853              6,313               637
Miscellaneous                                                 54,538             133,570             83,059            10,971
                                                        ------------        ------------       ------------      ------------
Total expenses                                          $  2,237,877        $  3,536,229       $  3,279,333      $    169,731
                                                        ------------        ------------       ------------      ------------
Deduct --
Reduction of investment adviser fee (Note 2)            $         --        $         --       $         --      $     53,561
Reduction of custodian fee (Note 1J)                          41,453             208,454            169,999            11,507
                                                        ------------        ------------       ------------      ------------
Total                                                   $     41,453        $    208,454       $    169,999      $     65,068
                                                        ------------        ------------       ------------      ------------
Net expenses                                            $  2,196,424        $  3,327,775       $  3,109,334      $    104,663
                                                        ------------        ------------       ------------      ------------
Net investment income                                   $ 23,204,844        $ 38,410,360       $ 35,862,171      $  2,430,974
                                                        ------------        ------------       ------------      ------------
Realized and Unrealized Gain (Loss):
Net realized gain (loss) --
Investment transactions (identified cost basis)         $  5,804,250        $  7,700,894       $  5,500,573      $     40,116
Financial futures contracts                               (1,261,311)         (1,995,643)        (1,445,211)         (167,078)
                                                        ------------        ------------       ------------      ------------
Net realized gain (loss)                                $  4,542,939        $  5,705,251       $  4,055,362      $   (126,962)
                                                        ------------        ------------       ------------      ------------
Change in unrealized appreciation (depreciation) --
Investments                                             $  1,694,189        $    874,146       $  2,600,470      $    705,345
Financial futures contracts                                 (237,538)         (1,417,469)             3,422             4,227
                                                        ------------        ------------       ------------      ------------
Net unrealized appreciation (depreciation)              $  1,456,651        $   (543,323)      $  2,603,892      $    709,572
                                                        ------------        ------------       ------------      ------------
Net realized and unrealized gain                        $  5,999,590        $  5,161,928       $  6,659,254      $    582,610
                                                        ------------        ------------       ------------      ------------
Net increase in net assets from operations              $ 29,204,434        $ 43,572,288       $ 42,521,425      $  3,013,584
                                                        ============        ============       ============      ============

See notes to financial statements





Statements of Changes in Net Assets

For the Year Ended September 30, 1996

                                                         California            Florida           New York       Rhode Island
                                                          Portfolio           Portfolio          Portfolio        Portfolio
                                                        ------------        ------------       ------------      ------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                   $ 23,204,844        $ 38,410,360       $ 35,862,171      $  2,430,974
Net realized gain (loss)                                   4,542,939           5,705,251          4,055,362          (126,962)
Change in unrealized appreciation (depreciation)           1,456,651            (543,323)         2,603,892           709,572
                                                        ------------       -------------       ------------      ------------
Net increase in net assets from operations              $ 29,204,434        $ 43,572,288       $ 42,521,425      $  3,013,584
                                                        ------------       -------------       ------------      ------------
Capital transactions --
Contributions                                           $ 20,317,562        $ 35,149,563       $ 36,583,799      $  5,557,065
Withdrawals                                              (89,601,939)       (166,550,986)      (127,312,013)       (9,309,437)
                                                        ------------       -------------       ------------      ------------
Decrease in net assets resulting from
capital transactions                                    $(69,284,377)      $(131,401,423)      $(90,728,214)     $ (3,752,372)
                                                        ------------       -------------       ------------      ------------
Total decrease in net assets                            $(40,079,943)      $ (87,829,135)      $(48,206,789)     $   (738,788)
Net Assets:
At beginning of year                                     410,670,138         712,203,136        652,736,309        42,905,967
                                                        ------------       -------------       ------------      ------------
At end of year                                          $370,590,195        $624,374,001       $604,529,520      $ 42,167,179
                                                        ============       =============       ============      ============


-----------------------------------------------------------------------------------------------------------------------------
                                          For the Year Ended September 30, 1995
-----------------------------------------------------------------------------------------------------------------------------

                                                         California            Florida           New York       Rhode Island
                                                          Portfolio           Portfolio          Portfolio        Portfolio
                                                        ------------        ------------       ------------      ------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                   $ 26,176,138         $ 43,615,848       $ 38,506,539      $  2,410,958
Net realized loss                                        (23,050,795)         (22,866,182)       (19,277,660)       (1,392,005)
Change in unrealized appreciation                         33,475,523           54,420,669         43,043,554         2,874,743
                                                        ------------        -------------       ------------      ------------
Net increase in net assets from operations              $ 36,600,866         $ 75,170,335       $ 62,272,433      $  3,893,696
                                                        ------------        -------------       ------------      ------------
Capital transactions --
Contributions                                           $ 39,676,667         $ 64,327,943       $ 61,423,633      $  9,514,698
Withdrawals                                             (110,738,796)        (199,418,295)      (126,606,533)       (8,622,345)
                                                        ------------        -------------       ------------      ------------
Increase (decrease) in net assets resulting
from capital transactions                               $(71,062,129)       $(135,090,352)      $(65,182,900)     $    892,353
                                                        ------------        -------------       ------------      ------------
Total increase (decrease) in net assets                 $(34,461,263)        $(59,920,017)      $ (2,910,467)     $  4,786,049
Net Assets:
At beginning of year                                     445,131,401          772,123,153        655,646,776        38,119,918
                                                        ------------        -------------       ------------      ------------
At end of year                                          $410,670,138         $712,203,136       $652,736,309      $ 42,905,967
                                                        ============        =============       ============      ============






Supplementary Data


                                                    California Portfolio                             Florida Portfolio
                                         ----------------------------------------     -------------------------------------------
                                                        Year Ended                                       Year Ended
                                         ----------------------------------------     -------------------------------------------
                                                    September 30,              March 31,                September 30,
                                         ------------------------------      ------------    ------------------------------------
                                            1996      1995     1994****         1994***        1996     1995     1994       1993*
                                         --------   --------  --------         --------      -------  -------   -------   --------
Ratios (As a percentage
of average daily net assets):
Net expenses (1)                           0.57%      0.59%     0.57%+           0.55%+       0.52%     0.55%     0.48%     0.47%+
Net expenses after
custodian fee reduction                    0.56%      0.58%        --               --        0.49%     0.52%        --        --
Net investment income                      5.93%      6.22%     6.09%+           5.72%+       5.67%     5.94%     5.65%     5.53%+
Net assets, end of year (000 omitted)   $370,590   $410,763  $445,131         $467,259     $624,374  $712,203  $772,123  $772,422
Portfolio Turnover                           14%        58%       40%              91%          51%       61%       57%       55%



                                                  New York Portfolio                             Rhode Island Portfolio
                                       ----------------------------------------     ----------------------------------------
                                              Year ended September 30,                          Year ended September 30,
                                       ----------------------------------------     ----------------------------------------
                                          1996       1995       1994       1993*      1996       1995      1994        1993**
                                        --------   --------   --------    --------   -------    -------    -------    --------
Ratios (As a percentage
of average daily net assets):++
Net expenses (1)                          0.52%     0.54%       0.48%      0.48%+     0.27%       0.29%     0.12%     0.00%+
Net expenses after
custodian fee reduction                   0.49%     0.51%          --         --      0.24%       0.25%        --        --
Net investment income                     5.64%     5.97%       5.70%      5.64%+     5.69%       5.96%     5.64%     4.86%+
Net assets, end of year (000 omitted)  $604,530  $652,736    $655,647   $648,807    $42,167     $42,906   $38,120   $16,981
Portfolio Turnover                          47%       55%         47%        37%        25%         42%       42%       23%

++ The operating expenses of the Rhode Island Portfolio may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average
daily net assets):
Expenses (1)                                                                             0.40%       0.41%     0.33%     0.26%+
Expenses after custodian fee reduction                                                   0.37%       0.37%        --        --
Net investment income                                                                    5.56%       5.80%     5.43%     4.60%+

   +  Annualized.

   *  For the period from the start of business, February 1, 1993, to September 30, 1993.

  **  For the period from the start of business, June 11, 1993, to September 30, 1993.

 ***  For the period from the start of business, May 3, 1993, to March 31, 1994.

****  For the six months ended September 30, 1994. The portfolio changed its fiscal year from March 31 to
      September 30, effective September 30, 1994.
  (1) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before September 30, 1994 have not been adjusted to reflect this change.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), New York Municipals Portfolio (New York Portfolio) and Rhode Island Municipals Portfolio (Rhode Island Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations-- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Options on futures contracts which are traded over the counter are valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income-- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes-- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organizational Expenses-- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts-- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Options on Financial Futures Contracts-- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transactions are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G. When-issued and Delayed Delivery Transactions-- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H. Use of Estimates-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other-- Investment transactions are accounted for on a trade date basis.



J. Expense Reduction-- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the statements of operations.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management
(EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1996, each Portfolio paid advisory fees as follows:

Portfolio       Amount       Effective Rate*
----------    ----------    ----------------
California    $1,942,811          0.50%
Florida        3,123,150          0.46%
New York       2,932,032          0.46%
Rhode Island     108,803          0.25%

*Advisory fees paid as a percentage of average daily net assets.

To enhance the net income of the Rhode Island Portfolio, BMR made a reduction in its fee in the amount of $53,561, for the year ended
September 30, 1996.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1996, no significant amounts have been deferred.

(3) Investments


Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 1996, were as follows:

                 California Portfolio     Florida Portfolio      New York Portfolio     Rhode Island Portfolio
                 --------------------     -----------------      ------------------     ----------------------
Purchases           $54,079,902              $342,367,214           $301,869,050             $10,268,065
Sales               106,027,565               450,625,807            359,091,966              11,564,173



(4) Federal Income Tax Basis of Investments


The cost and unrealized appreciation (depreciation) in value of the investments owned by each
Portfolio at September 30, 1996, as computed on a federal income tax basis are as follows:

                                  California        Florida        New York       Rhode Island
                                   Portfolio       Portfolio      Portfolio         Portfolio
                                 ------------    ------------   ------------      ------------
Aggregate Cost                   $337,396,359    $560,837,654   $559,386,220      $ 40,355,643
                                 ------------    ------------   ------------      ------------
Gross unrealized appreciation    $ 26,461,163    $ 36,660,431   $ 35,018,432      $  1,111,293
Gross unrealized depreciation         463,881       1,978,279        779,473           354,485
                                 ------------    ------------   ------------      ------------
  Net unrealized appreciation    $ 25,997,282    $ 34,682,152   $ 34,238,959      $    756,808
                                 ============    ============   ============      ============



(5) Line of Credit

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter.

The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1996.

(6) Financial Instruments

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.



A summary of obligations under these financial instruments at September 30, 1996, were as follows:

Futures
Contracts                                                              Net Unrealized
Portfolio     Expiration Date          Contracts            Position     Depreciation
------------  --------------          ----------            --------     ------------
California         12/96        300 U.S. Treasury Bonds      Short        $  411,037
Florida            12/96        796 U.S. Treasury Bonds      Short         1,417,470
New York           12/96        519 U.S. Treasury Bonds      Short           359,440
Rhode Island       12/96         48 U.S. Treasury Bonds      Short            33,244

At September 30, 1996, each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.


Independent Auditors' Report

To the Trustees and Investors of:
California Municipals Portfolio
Florida Municipals Portfolio
New York Municipals Portfolio
Rhode Island Municipals Portfolio

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Municipals Portfolio, Florida Municipals Portfolio, New York Municipals Portfolio and Rhode Island Municipals Portfolio as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years ended September 30, 1996 and 1995, and the supplementary data for each of the years in the four-year period ended September 30, 1996 (for the California Municipals Portfolio, the supplementary data is for each of the years in the three-year period ended September 30, 1996 and the period from the start of business, May 3, 1993, to March 31, 1994). These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of California Municipals Portfolio, Florida Municipals Portfolio, New York Municipals Portfolio, and Rhode Island Municipals Portfolio at September 30, 1996, the results of their operations, the changes in their net assets, and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                      DELOITTE & TOUCHE LLP
Boston, Massachusetts

November 1, 1996



Investment Management

Funds

Officers

Thomas J. Fette
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Portfolios

Officers

Thomas J. Fetter
President, Portfolio Manager
of Florida Municipals Portfolio

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President and Portfolio Manager
of California Municipals Portfolio

Nicole Anderes
Vice President and Portfolio Manager
of New York and Rhode Island
Municipals Portfolios

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Portfolio Investment Adviser

Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian

Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent

First Data Investors Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110

C-4TFCSRC-11/96